UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06603
Performance Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: May 31, 2009
Date of reporting period: November 30, 2008

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

The economy continued to worsen as 2008 progressed. The Federal Reserve noted, “Labor market conditions have deteriorated, and the available data indicate that consumer spending, business investment, and industrial production have declined.” In addition, the Federal Open Market Committee pointed out “financial markets remain quite strained and credit conditions tight. Overall, the outlook for economic activity weakened further.”

Fed officials said that the rate of inflation has fallen dramatically, driven by declines in the prices of oil and other commodities, and faltering demand from the weaker economy. Looking forward, it is expected that inflation will continue to moderate.

Against this backdrop, the Federal Reserve has lowered interest rates and committed unprecedented support in an effort to revive economic growth while resuscitating ailing financial markets. The Fed has resorted to unconventional tools in its efforts, including expanded credit facilities, additional support for a variety of lenders and borrowers, and asset purchases in the open market.

Federal Reserve Chairman Ben Bernanke has stated that the committee “will continue to consider ways of using its balance sheet to further support credit markets and economic activity.” Let us hope that the economy in 2009, and beyond, is better than 2008.

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, LLC.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the period ended November 30, 2008. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Semi-Annual Report — November 30, 2008

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Performance Funds Trust

Portfolio Review
Performance Money Market Fund

The six-month period ended November 2008 will be remembered as one where many historic events took place. What began in the subprime mortgage market has flowed into other areas of the credit markets. Well-known names such as the Reserve Money Market Fund and Lehman Brothers no longer exist. Government intervention has done little to unfreeze the stubbornly frozen credit markets. After the “breaking of the buck” by the Reserve Money Market Fund, the Federal Reserve has tried many new and innovative programs to bring confidence back to the financial system. One of these programs that The Performance Money Market Fund (the “Fund”) participates in is the U.S. Treasury Department’s Treasury Guarantee Program. This program will guarantee the share price of shares of the Fund outstanding as of September 19, 2008 at $1.00 per share if the Fund’s Net Asset Value falls below $0.995 and was not promptly restored to $1.00.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier fund as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s (P-1)1. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund Ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of date indicated and subject to change. For additional information on these rating agencies please reference moodys.com or standardandpoors.com.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance U.S. Treasury Money Market Fund

It has been an historical six-month period in the U.S. Treasury market. The collapse of the subprime mortgage market and subsequent failures of commercial banks and brokerage firms led to an enormous amount of money going into the safety of short-term Treasury instruments. The flight to quality has been more than prevalent during this time period. Record amounts of cash have gone into Treasury bills causing the yield on the three-month bill to go from 1.83% at the start of the period to 0.04% at the end of November. The seven-day yield on the Performance U.S. Treasury Money Market Fund (the “Fund”) has gone from 1.11% at the beginning of this six-month period to 0.38% at the end of November. The Federal Reserve has tried numerous new and innovative procedures in an effort to end the credit crisis and restore confidence in the financial system. The fear in the markets has only led to more money being hoarded in the safety of U.S. Treasuries as some bills inside of three months have actually traded at negative yields. To say these are historic times would be somewhat of an understatement. Our Fund has done its best to provide the best possible return to shareholders during this difficult environment. Our Fund did receive a AAAm-G1 rating from Standard and Poor’s during the time period, which should help lend some confidence to our shareholders that the holdings of the Fund are high quality.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to fund shares.

[1]	The AAAm-G rating signifies extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market, and/or liquidity risks. The letter ‘G’ follows the rating symbol when a fund’s portfolio consists primarily of direct U.S. government securities. There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of Standard & Poor’s Rating Services, circumstances so warrant.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Short Term Government Fund

The Performance Short Term Government Fund (the “Fund”) provided shareholders with a return of 2.41% (Institutional Class), as compared to the Merrill Lynch 1-3 Year U.S. Treasury/Agency Index1, which returned 3.75% for the six-month period ended November 30, 2008. U.S. Treasury securities have rallied hard during the past six months as risk has been shunned and safety of principal has been the main focus of investors. Agency and corporate issues have underperformed during the period as the continued credit crisis has led to widening spreads as the collapse of Lehman Brothers and the government-backed loans to AIG have just added fuel to the fire of an already shaky credit situation. The Federal Reserve has been very aggressive with new and innovative products to try to loosen the frozen credit markets and restore confidence in the financial system but these measures may take some time to work their way through the system. The fact that the economy has been officially declared in a recession since December 2007 has also made the safety of Treasury securities attractive. Our Fund has continued to buy high quality securities and sometime in the near future we will probably take a look at some of the higher quality corporate names that have been beaten down during the current cycle for purchase in our Fund.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to fund shares.

[1]	The Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (“Index”) is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Intermediate Term Income Fund

For the six month period ended November 30, 2008, the Performance Intermediate Term Income Fund (the “Fund”) returned 3.79%1 for the Institutional Class shareholders as compared to the Merrill Lynch Government/Corporate Master Index2, which returned −0.07%. Share price, as measured by net asset value, rose from $10.26 on May 31, 2008 to $10.42 on November 30, 2008. The Fund’s objective is to seek total return, with a bias towards current income, by investing primarily in U.S. Government and Agency securities. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months, U.S. Treasuries were the best performing asset class returning 8.45%, followed by U.S. Mortgage-Backed Securities 4.48%, U.S. Agencies 3.85%, and Corporates -10.81%. Bond yields, as measured by the 30-year Treasury Bond, declined from 4.72% to 3.44%. Short-term yields, as measured by the 2-year Treasury Note, fell from 2.64% to 0.98% on November 28th. Thus, the spread widened 38 basis points, reflecting investors’ continued “flight to quality” as the dysfunctional credit market forced the Fed to drop the Fed Funds Rate from 2.00% to 1.00% over the last six months with more easing expected.

With a prolonged housing slump, rising unemployment and the U.S. economy officially in a recession, the Fed is contemplating purchasing Treasury notes and bonds (not done since the early 50’s) to drive down long-term interest rates. Lower long-term rates would help bring down mortgage costs and other borrowing costs for individuals and businesses and stimulate the economy.

We thank you for your continued participation and look forward to serving your investment needs.

Signed,

Robert H. Spaulding
First Vice President & Investment Officer
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to fund shares.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Merrill Lynch Government/Corporate Master Index (“Index”) is an unmanaged index which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Large Cap Equity Fund

For the six month period ended November 30, 2008 the Large Cap Equity Fund’s (the “Fund”) Institutional Class Shares fell −30.60% as compared to the Standard & Poor’s 500 Stock Index1, which lost −35.20%. Our underweighting of the Consumer Discretionary and Financials sectors contributed to the vast majority of the Fund’s relative outperformance.

As the economy and the overall equity markets continued their downward slide throughout the six month period, it was no surprise that some of the Fund’s best performing stocks were those in traditionally defensive sectors. In Utilities, Southern Company, Duke Energy, and Dominion Resources all garnered positive returns. In Consumer Staples, General Mills and Procter & Gamble both added to the Fund’s relative outperformance. On the other hand, as oil prices declined by over 55% during the period, Energy holdings experienced a significant correction, with names such as ENSCO, Smith International and National Oilwell Varco all falling 60% or more.

Ultimately, the period saw many unusual events and government interventions that seemingly dictated the direction of the equity markets. Most notable was the seizing up of credit markets as lending among financial institutions and corporations came to a standstill. The spillover effects in the Financial sector culminated in the failure of Lehman Brothers; Fannie Mae and Freddie Mac being taken into conservatorship by the government, federal officials orchestrating the take over of Merrill Lynch, and the government bailout of AIG, which was nearing insolvency. Heading into the period the Fund was underweighted in the Financials sector and continued to assume a more defensive posture as we entered the fall.

Listed below are the top ten holdings of the Fund at November 30, 20082:

1.	Procter & Gamble	4.62%
2.	Johnson & Johnson	4.53%
3.	Exxon Mobil	4.24%
4.	Wal-Mart Stores	3.99%
5.	Microsoft	3.17%
6.	Chevron	2.80%
7.	IBM	2.80%
8.	Coca-Cola	2.46%
9.	McDonald’s	2.43%
10.	Abbott Laboratories	2.34%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2008.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Mid Cap Equity Fund

For the six month period ended November 30, 2008, the Mid Cap Equity Fund’s (the “Fund”) Institutional Class Shares fell −44.00% compared to the Standard & Poor’s MidCap 400 Stock Index1, which retreated −41.16%. Holdings in economically sensitive sectors and industries contributed the bulk of the Fund’s underperformance.

In response to falling global demand, oil prices fell by −57% after reaching all-time highs of $145 a barrel during the six month period. In the prior period, the Fund’s energy holdings bolstered returns, but with the swift correction in oil prices, energy companies proved to be a significant drag on performance. Holdings in Plains Exploration, Forest Oil, and Arch Coal in particular experienced heavy selling pressure. Cliffs Natural Resources, a mining company, also declined in response to falling commodity prices. On the positive side of the ledger, low cost retailer Dollar Tree and educational services provider Strayer Education were the leading performers for the Fund.

Much debate has recently centered on whether equity markets reached a key bottom during the month of November. Unfortunately, that can only be determined with certainty in hindsight. However, using history as a guide, we can observe that after “waterfall” declines in equity markets like we experienced in October, a period of stabilization is typically needed before the market can initiate a renewed uptrend. When markets do rebound, asset classes such as mid cap and small cap stocks typically outperform.

Listed below are the top ten holdings of the Fund at November 30, 20082:

1.	Cephalon	2.12%
2.	Stericycle	2.09%
3.	Church & Dwight	1.99%
4.	Activision Blizzard	1.98%
5.	Ametek	1.91%
6.	Dun & Bradstreet	1.70%
7.	Flir Systems	1.70%
8.	Fastenal	1.58%
9.	Health Care REIT	1.56%
10.	Ross Stores	1.55%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard &Poor’s MidCap 400 Stock Index (the “Index”) is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2008.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Leaders Equity Fund

For the six month period ended November 30, 2008, the Leaders Equity Fund’s (the “Fund”) Institutional Class Shares retreated −40.42%1 while the Russell 1000 Index2 was down −36.58% and the Russell 1000 Growth Index3 fell −38.30%. Heavy exposure to the Industrials sector, specifically in the Capital Goods industry contributed the most to the Fund’s underperformance as global economies slowed down their infrastructure outlays and commodity prices fell.

Specific holdings in the Industrials sector that were adversely affected by reduced infrastructure spending around the globe were CSX (down −45.57%), Flowserve (down −48.93%), and Quanta Services (down −56.54%). Terra Industries (down −51.30%) in the Materials sector fell in tandem with overall commodity prices including oil, aluminum, silver, and steel. Despite the continued deterioration in domestic economic fundamentals, some of the Fund’s best performing positions were in the Consumer Discretionary sector. Interestingly, these stocks were not traditional retailers, but operators of for-profit educational services. The returns for Strayer Education (up 20.34%), Corinthian Colleges (up 16.52%), and DeVry (up 0.86%) were illustrative of the fact that during times of economic stress and job loss, enrollment in technical and professional programs increase as individuals seek to gain additional skills and increase their marketability.

Even though the unprecedented events occurring during the period were largely contained in the Financial sector, the ramifications were felt throughout the entire equity market. Investor uncertainty and deleveraging pushed volatility measures to levels not seen since October 1987. As market volatility increased and equity markets began their sharp slide, the quantitative models used to screen stocks for this Fund responded accordingly by targeting stocks in traditionally defensive sectors such as Consumer Staples and Health Care, and discriminated against stocks caught in the middle of the credit market turmoil. Even with the defensive shift, the heightened volatility still took its toll as the Fund’s methodology prefers periods with sustainable market and corporate trends.

Listed below are the top ten holdings of the Fund at November 30, 20084:

1.	Strayer Education	3.56%
2.	DeVry Inc.	3.41%
3.	Baxter International	3.14%
4.	Church & Dwight	3.00%
5.	Techne Corp	2.95%
6.	Express Scripts	2.90%
7.	Activision Blizzard	2.85%
8.	Corinthian Colleges	2.82%
9.	Chevron	2.82%
10.	Ametek	2.80%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

[3]	The Russell 1000 Growth index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation.

The performance of the indices do not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2008.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Strategic Dividend Fund

Reeling from the effects of the growing financial crisis and the prospects for a global economic recession, equity markets suffered historic declines during 2008. These declines affected all sectors of the equity market as fundamentals took a back seat to investor fear and forced redemptions and liquidations. During the period, the Strategic Dividend Fund (the “Fund”) completed its fourth full year and has since its November 2004 inception produced an annualized return ahead of the Fund’s benchmark, the Dow Jones Select Dividend Index1 and the S&P 500 Index2, while emphasizing dividend income and growth in income. While market conditions impacted all equity investments in 2008, the Fund’s focus on income producing equities provided a basis for relative outperformance versus the broad market. For the six month period ended November 30, 2008, the Fund’s Institutional Class Shares returned −30.90%3, which was slightly behind that of the Dow Jones Select Dividend Index, which declined −23.98% during that same time period. The S&P 500 Index declined −35.20% during the most recent six months ended November 30, 2008. Sector allocation contributed to the outperformance versus the broad market, but was less significant than in prior periods as declines impacted all sectors. In general, the Fund benefited from its investments in the outperforming Utilities and Telecommunications sectors, but was adversely affected by its allocation in the Energy sector.

Despite negative returns across the board, the Fund benefited from a handful of specific holdings that performed particularly well during the period. These holdings were primarily concentrated in the Consumer and Utilities sectors, and include McDonalds Corp. (+1%), Proctor & Gamble (−1%) and Southern Company (+3%) during the six month period ended November 30, 2008.

Listed below are the top ten holdings of the Fund at November 30, 20084:

1.	Kinder Morgan Energy Partners	3.19%
2.	McDonalds Corp.	3.17%
3.	Proctor & Gamble	3.02%
4.	Chevron Texaco	2.85%
5.	Bristol Myers Squibb	2.81%
6.	Progress Energy	2.78%
7.	Abbott Labs	2.76%
8.	Peoples United	2.75%
9.	Dominion Resources	2.74%
10.	First Merit Corp.	2.64%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expense associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2008.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Advisor Lifestyle Series

The Performance Advisor Lifestyle Series (“Lifestyle Funds”) fund-of-funds continue to produce competitive returns from investment in the Performance Funds family. During the six months ended November 30, 2008, bond funds were up in price as interest rates fell. Stock returns, however, experienced one of the worst declines in several years as recession and credit fears continued to weigh down equity markets. The bear market downtrend thus continued erasing about thirty-six percent from the S&P 500 Index1. However, given the diversified mix of both fixed income and equity funds within the Lifestyle Funds the volatility was minimized and solid relative performance was achieved.

During the period, changes in allocation occurred resulting in moves from the Performance Mid Cap Fund, the Performance Large Cap Fund, and/or the Performance Intermediate Term Fixed Income Fund to the Performance Money Market Fund and Performance Short Term Fixed Income Fund. These changes reflect a more defensive posture and as a result, avoided some of the equity decline.

As of November 30, 2008, the target allocations for each fund were as follows:

	Conservative	Moderate	Growth
Asset	Fund	Fund	Fund
Performance Money Market Fund	10%	10%	10%
Performance Short Term Government Fund	25%	15%	0%
Performance Intermediate Term Income Fund	25%	15%	10%
Performance Strategic Dividend Fund	15%	10%	5%
Performance Large Cap Equity Fund	10%	15%	20%
Performance Mid Cap Equity Fund	15%	20%	30%
Performance Leaders Equity Fund	0%	15%	25%

The steep stock market decline occurred in the midst of the cyclical bear market downtrend that had already been in progress since the end of 2007. Large cap stocks posted the best relative returns (typical of higher quality, larger, more defensive companies during market corrections). Smaller, more volatile companies fared worse. With a much different path, however, bond returns were up while investors retreated to high quality Treasury securities pushing yields to historic lows.

The best underlying equity fund performance during the quarter was the Performance Large Cap Fund, Institutional Class Shares (down 30.60%). This fund also outperformed its benchmark and peers on a relative basis. The worst performing equity fund was the Performance Mid Cap Equity Fund (down 44.00%). The Mid Cap Fund, Institutional Class Shares, however, was in line with its benchmark and peers for the fiscal quarter.

Bond yields, as measured by the U.S. Treasury 10-year yield, fell to 2.96% by the end of November from a high of 4.26% around the middle of June. Given the investor preference of less volatile fixed income assets, the Performance Short Term Bond Fund, Institutional Class Shares was positive by +2.41%, while the longer duration Performance Intermediate Term Income Fund, Institutional Class Shares posted a +3.79% return for the six month period ended November 30, 2008.

Solid performance from the Performance funds along with proper asset allocation positioning translated to strong risk-adjusted relative returns for the Lifestyle Funds. Results for the Performance Advisor Lifestyle Series are listed below:

	Conservative	Moderate	Growth
Time Period	Fund[2]	Fund[2]	Fund[2]
Fiscal Semi-Annual (May 31, 2008 - Nov 30, 2008)	−15.60%	−24.14%	−33.17%
2008 Year-to-date (through Nov 30, 2008)	−15.34%	−25.23%	−34.76%
One Year (Nov 30, 2007 - Nov 30, 2008)	−15.05%	−24.78%	−34.16%

Signed,

Ben Edwards
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Money market funds offer low risk and low return potential.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2008. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 79.0%
Federal Home Loan Bank — 33.1%
$10,000,000	1.23%†, 12/2/08	$9,999,664
25,000,000	1.27%†, 12/4/08	24,997,396
17,325,000	1.32%†, 12/10/08	17,319,369
15,000,000	1.25%†, 12/11/08	14,994,875
15,000,000	1.37%†, 12/12/08	14,993,813
15,000,000	2.19%†, 12/15/08	14,987,458
10,000,000	2.70%, 1/2/09	10,000,000
5,000,000	3.75%, 1/7/09	5,008,758
30,000,000	2.14%†, 1/14/09	29,923,000
30,000,000	0.76%†, 1/15/09	29,971,875
20,000,000	0.71%†, 2/2/09	19,975,500
5,000,000	2.60%, 2/6/09	4,998,974
35,000,000	1.02%†, 2/12/09	34,929,028
8,900,000	2.38%, 2/19/09	8,894,743
13,000,000	2.83%, 3/3/09	12,999,836
5,000,000	2.50%, 4/7/09	5,000,000
5,000,000	2.63%, 4/30/09	5,000,000

		263,994,289

Federal Home Loan Mortgage Corporation — 21.5%
30,000,000	1.22%†, 12/22/08	29,978,912
30,000,000	1.42%†, 12/23/08	29,974,333
25,000,000	0.81%†, 1/8/09	24,978,889
40,000,000	1.02%†, 2/3/09	39,928,889
11,000,000	4.75%, 3/5/09	11,053,856
15,000,000	5.75%, 3/15/09	15,121,460
10,474,000	1.17%†, 3/18/09	10,438,199
10,000,000	2.40%, 4/2/09	10,000,000

		171,474,538

Federal National Mortgage Association† — 24.4%
25,000,000	2.34%, 12/9/08	24,987,222
30,000,000	2.09%, 1/8/09	29,925,583
40,000,000	2.40%, 1/9/09	39,898,167
35,000,000	1.02%, 1/27/09	34,944,583
35,000,000	0.92%, 2/11/09	34,937,000
30,000,000	1.02%, 2/24/09	29,929,167

		194,621,722

Total U.S. Government Agency Securities		630,090,549

Commercial Paper — 18.2%
Beverages — 3.8%
10,000,000	Coca-Cola Company, 2.24%†, 12/2/08	9,999,389
20,000,000	Coca-Cola Company, 0.96%†, 12/9/08	19,995,778

		29,995,167

Consumer Goods & Services — 3.7%
30,000,000	Procter & Gamble Company, 1.63%†, 1/16/09	29,938,667

Energy — 3.8%
15,000,000	Chevron Corporation, 1.12%†, 12/2/08	14,999,542
15,000,000	Chevron Corporation, 0.51%†, 12/17/08	14,996,666

		29,996,208

Financial Services — 3.8%
30,000,000	General Electric Capital Corporation, 1.47%†, 12/5/08	29,995,167

Retail-Discount — 3.1%
25,000,000	Wal-Mart Stores, Inc., 1.68%†, 12/3/08	24,997,708

Total Commercial Paper		144,922,917

Repurchase Agreement — 2.8%
22,159,550	Bank of America Securities, 0.18%, 12/2/08, with a maturity value of $22,159,883 (fully collateralized by Federal National Mortgage Association, 5.13% due 4/15/11, with a value of $22,602,742)	22,159,550

Total Repurchase Agreements		22,159,550

Total Investments (Cost $797,173,016)(a) — 100.0%		797,173,016
Liabilities in excess of other assets — 0.0%		(337,919)

NET ASSETS — 100.0%		$796,835,097

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Note. Rate represents effective yield at November 30, 2008.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value

U.S. Treasury Bills† — 95.7%
$39,000,000	0.01%, 12/4/08	$38,996,418
12,000,000	0.55%, 12/11/08	11,998,167
68,000,000	0.11%, 12/18/08	67,987,732
11,000,000	1.69%, 12/26/08	10,986,955
11,000,000	0.60%, 3/12/09	10,968,858
20,000,000	0.43%, 4/9/09	19,969,183
14,000,000	0.51%, 4/16/09	13,973,556
10,000,000	0.50%, 5/19/09	9,971,894

Total U.S. Treasury Obligations		184,852,763

Investment Company — 3.8%
7,362,207	Goldman Sachs Financial Square Treasury Instrument Fund, 0.47%*	7,362,207

Total Investment Company		7,362,207

Total Investments (Cost $192,214,970)(a) — 99.5%		192,214,970
Other assets in excess of liabilities — 0.5%		877,732

NET ASSETS — 100.0%		$193,092,702

(a)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(8,758)

Net unrealized depreciation	$(8,758)

†	Discount Notes. Rate represents effective yield at November 30, 2008.

*	Rate reflects the 7 day effective yield at November 30, 2008.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 95.5%
Federal Home Loan Bank — 45.8%
$1,170,000	3.80%, 5/1/12	$1,178,312
2,500,000	4.25%, 11/20/09	2,553,012
2,000,000	4.38%, 10/22/10	2,068,478
500,000	4.75%, 12/12/08	500,356
3,825,000	4.88%, 3/12/10	3,962,876
2,000,000	5.00%, 12/12/08	2,001,585
3,000,000	5.00%, 9/18/09	3,074,871
2,000,000	5.00%, 10/2/09	2,051,868
2,500,000	5.00%, 12/11/09	2,575,200
4,000,000	5.00%, 9/14/12	4,263,164
3,000,000	5.25%, 6/12/09	3,063,222
2,000,000	5.25%, 9/11/09	2,053,402
2,200,000	5.25%, 6/11/10	2,306,163

		31,652,509

Federal Home Loan Mortgage Corporation — 5.9%
2,000,000	4.00%, 7/28/11	2,020,020
2,000,000	4.88%, 2/9/10	2,066,154

		4,086,174

Federal National Mortgage Association — 41.4%
2,000,000	3.00%, 4/1/11	2,005,578
2,500,000	3.13%, 2/11/11	2,506,728
2,000,000	3.50%, 4/28/11	2,009,100
1,500,000	3.55%, 6/16/10	1,516,358
2,500,000	3.63%, 8/15/11	2,566,220
4,500,000	4.00%, 1/26/09	4,519,923
4,000,000	4.20%, 6/8/09	4,058,800
3,000,000	4.35%, 5/29/13	3,033,894
2,000,000	4.63%, 12/15/09	2,054,342
1,200,000	4.63%, 6/1/10	1,243,680
2,000,000	5.38%, 8/15/09	2,054,422
1,000,000	5.50%, 7/9/10	1,004,114

		28,573,159

Government National Mortgage Association — 2.4%
715,767	3.25%, 6/16/27, Series 2004-26 HD	714,457
974,584	3.47%, 4/20/34, Series 2004-22 BK	964,820

		1,679,277

Total U.S. Government Agency Securities		65,991,119

U.S. Treasury Notes — 2.2%
1,500,000	4.50%, 2/15/09	1,513,476

Total U.S. Treasury Notes		1,513,476

Investment Company — 1.2%
835,533	Performance Money Market Fund, Institutional Class, 1.92%(a)(b)	835,533

Total Investment Company		835,533

Total Investments (Cost $66,970,066)(c) — 98.9%		68,340,128
Other assets in excess of liabilities — 1.1%		778,062

NET ASSETS — 100.0%		$69,118,190

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at November 30, 2008.

(c)	Cost for federal income tax purposes and financial reporting purposes are the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,380,333
Unrealized depreciation	(10,271)

Net unrealized appreciation	$1,370,062

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 71.2%
Federal Farm Credit Bank — 4.6%
$1,000,000	5.30%, 10/25/17	$1,078,149
2,000,000	5.30%, 4/6/20	2,169,486

		3,247,635

Federal Home Loan Bank — 7.8%
2,000,000	5.25%, 6/18/14	2,193,122
2,000,000	5.38%, 8/19/11	2,133,396
1,000,000	5.38%, 5/15/19	1,079,463

		5,405,981

Federal Home Loan Mortgage Corporation — 16.8%
581,749	4.50%, 11/15/13, Series 2770 UH	583,148
2,000,000	4.50%, 2/15/15, Series 2658 PD	2,011,211
2,109,765	4.50%, 7/15/15, Series 2633 PC	2,119,780
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,921,372
1,000,000	5.00%, 5/15/34, Series 2922 QE	973,725
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,897,799
1,000,000	5.13%, 4/18/11	1,054,735
1,000,000	5.50%, 7/18/16	1,100,587

		11,662,357

Federal National Mortgage Association — 16.1%
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	961,177
674,682	4.00%, 12/25/29, Series 2003-27 EC	656,912
2,185,764	4.50%, 5/25/15, Series 2003-54 TC	2,194,154
1,000,000	5.00%, 4/15/15	1,080,498
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,003,202
1,000,000	5.05%, 2/7/11	1,051,990
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,001,068
152,407	7.00%, 4/1/20, Pool #253299	159,815
52,385	7.50%, 9/1/29, Pool #252717	55,226

		11,164,042

Government National Mortgage Association — 17.0%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,612,403
2,000,000	5.50%, 4/20/30, Series 2003-86 QD	2,000,313
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,083,102
3,641,751	5.50%, 8/15/35, Pool #644568	3,710,427
117,349	7.00%, 10/15/29, Pool #510559	121,238
67,688	7.50%, 10/15/29, Pool #510534	71,637
176,920	8.00%, 2/15/30, Pool #529127	189,554
1,562	9.00%, 3/15/20, Pool #271741	1,697

		11,790,371

Tennessee Valley Authority — 8.9%
3,500,000	6.00%, 3/15/13	3,899,252
2,000,000	7.14%, 5/23/12	2,259,448

		6,158,700

Total U.S. Government Agency Securities		49,429,086

U.S. Treasury Notes — 13.6%
1,000,000	4.00%(a), 4/15/10	1,045,078
500,000	4.13%, 5/15/15	555,313
2,000,000	4.38%, 12/15/10	2,141,250
1,000,000	4.50%(a), 5/15/17	1,120,625
1,000,000	4.75%(a), 5/15/14	1,146,172
1,000,000	4.88%, 7/31/11	1,099,453
2,000,000	5.13%, 5/15/16	2,340,782

Total U.S. Treasury Notes		9,448,673

U.S. Treasury Strips — 1.4%
2,000,000	5.05%(a), 11/15/26(b)	1,007,754

Total U.S. Treasury Strips		1,007,754

Corporate Bonds — 12.1%
Beverages — 1.5%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,011,361

Chemicals — 0.4%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	249,245

Consumer Non-Durable — 0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	268,361

Electrical Components & Equipment — 1.5%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,046,067

Financial Services — 3.9%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	435,050
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	250,232
500,000	CNA Financial Corporation, 6.60%, 12/15/08	498,801
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	656,609

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
November 30, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value

Corporate Bonds (continued)
Financial Services (continued)

$500,000	ITT Hartford Corporation, 7.30%, 11/1/15	$392,635
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	501,840

		2,735,167

Food Service — 1.5%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,036,324

Railroads — 1.5%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,057,809

Telecommunications — 1.0%
500,000	AT&T Corporation, 6.00%, 3/15/09	501,572
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 2/17/09 @ 102.48	218,539

		720,111

Utilities — 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	260,444

Total Corporate Bonds		8,384,889

Investment Company — 1.2%
829,991	Performance Money Market Fund, Institutional Class, 1.92%(c)(d)	829,991

Total Investment Company		829,991

Total Investments (Cost $66,009,215)(e) — 99.5%		69,100,393
Other assets in excess of liabilities — 0.5%		362,300

NET ASSETS — 100.0%		$69,462,693

(a)	A portion or all of the security was held on loan.

(b)	Rate reflects the effective yield at purchase. Principal only security.

(c)	Investment in affiliate.

(d)	Rate reflects the 7 day effective yield at November 30, 2008.

(e)	Cost for federal income tax purposes and financial reporting purposes are the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,415,432
Unrealized depreciation	(324,254)

Net unrealized appreciation	$3,091,178

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks — 96.5%
Aerospace/Defense — 3.1%
7,300	General Dynamics Corporation	$377,191
6,500	Lockheed Martin Corporation	501,215
9,700	Raytheon Company	473,360

		1,351,766

Beverages — 5.0%
22,800	Coca-Cola Company	1,068,636
4,500	Molson Coors Brewing Company	200,115
16,100	PepsiCo, Inc.	912,870

		2,181,621

Biotechnology — 2.1%
9,000	Amgen, Inc.(a)	499,860
7,000	Celgene Corporation(a)	364,700
2,214	Life Technologies Corporation(a)	57,772

		922,332

Chemicals — 0.0%
698	Ashland, Inc.	6,661

Computers — 0.2%
2,000	Affiliated Computer Services, Inc. Class A(a)	80,900

Consumer Goods & Services — 6.3%
8,400	Colgate-Palmolive Company	546,588
3,000	Kimberly-Clark Corporation	173,370
31,200	Procter & Gamble Company	2,007,720

		2,727,678

Consumer Products — 3.7%
6,000	General Mills, Inc.	379,020
6,000	H.J. Heinz Company	233,040
15,000	Kraft Foods, Inc.	408,150
11,400	NIKE, Inc., Class B	607,050

		1,627,260

Distribution/Wholesale — 0.5%
6,000	Sysco Corporation	140,700
1,000	W.W. Grainger, Inc.	70,570

		211,270

Diversified — 3.5%
6,000	CSX Corporation	223,440
7,300	Danaher Corporation	406,172
10,000	Emerson Electric Company	358,900
14,600	Thermo Fisher Scientific, Inc.(a)	520,928

		1,509,440

Energy — 10.5%
15,400	ChevronTexaco Corporation	1,216,754
15,500	ConocoPhillips	814,060
2,600	Entergy Corporation	221,260
23,000	Exxon Mobil Corporation	1,843,450
9,700	Sempra Energy	452,699

		4,548,223

Financial Services — 6.6%
15,700	Bank of America Corporation	255,125
18,000	Citigroup, Inc.	149,220
6,000	Fiserv, Inc.(a)	204,840
8,000	H&R Block, Inc.	153,040
12,500	JPMorgan Chase & Company	395,750
5,100	Northern Trust Corporation	234,039
4,000	State Street Corporation	168,440
6,500	T. Rowe Price Group, Inc.	222,365
14,000	U.S. Bancorp	377,720
24,200	Wells Fargo & Company	699,138

		2,859,677

Gas — 1.4%
3,000	Apache Corporation	231,900
6,000	Praxair, Inc.	354,300

		586,200

Health Care — 13.3%
19,400	Abbott Laboratories	1,016,366
10,600	Baxter International, Inc.	560,740
7,300	Becton, Dickinson & Company	463,769
7,000	C.R. Bard, Inc.	574,210
5,000	Express Scripts, Inc.(a)	287,550
14,800	Gilead Sciences, Inc.(a)	662,892
33,600	Johnson & Johnson	1,968,288
6,000	Medco Health Solutions, Inc.(a)	252,000

		5,785,815

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Insurance — 0.5%
5,000	Aon Corporation	$226,500

Investment Companies — 1.1%
26,000	The Charles Schwab Corporation	476,580

Machinery — 0.2%
3,000	National-Oilwell Varco, Inc.(a)	84,870

Machinery-Diversified — 0.3%
3,000	ITT Corporation	125,580

Medical Instrument — 0.3%
3,000	Varian Medical Systems, Inc.(a)	121,080

Metal Fabricate/Hardware — 0.2%
3,000	Snap-on, Inc.	107,910

Multimedia — 1.1%
22,000	The Walt Disney Company	495,440

Oil & Gas — 3.6%
5,000	Anadarko Petroleum Corporation	205,250
2,000	ENSCO International, Inc.	64,820
4,000	Hess Corporation	216,160
4,000	Noble Corporation	107,160
7,800	Occidental Petroleum Corporation	422,292
9,300	Schlumberger, Ltd.	471,882
3,000	Smith International, Inc.	87,720

		1,575,284

Railroads — 1.2%
3,500	Burlington Northern Santa Fe Corporation	268,135
5,500	Norfolk Southern Corporation	272,085

		540,220

Real Estate Investment Trusts — 0.6%
3,500	Public Storage	244,615

Retail — 10.4%
1,500	AutoZone, Inc.(a)	163,830
6,000	Bed Bath & Beyond, Inc.(a)	121,740
5,000	Costco Wholesale Corporation	257,350
18,000	CVS Caremark Corporation	520,740
3,000	Fastenal Company	115,530
18,000	McDonald’s Corporation	1,057,500
8,000	Tjx Companies, Inc.	182,560
31,000	Wal-Mart Stores, Inc.	1,732,280
5,500	Walgreen Company	136,070
8,400	Yum! Brands, Inc.	226,296

		4,513,896

Savings & Loans — 0.5%
12,000	Hudson City Bancorp, Inc.	200,520

Software — 10.7%
7,000	Adobe Systems, Inc.(a)	162,120
4,000	BMC Software, Inc.(a)	99,840
22,200	Hewlett-Packard Company	783,216
14,900	International Business Machines Corporation	1,215,840
68,100	Microsoft Corporation	1,376,982
52,600	Oracle Corporation(a)	846,334
14,000	Symantec Corporation(a)	168,420

		4,652,752

Technology — 2.1%
36,400	Intel Corporation	502,320
5,000	Monsanto Company	396,000

		898,320

Telecommunications — 3.8%
3,000	CenturyTel, Inc.	79,680
38,500	Cisco Systems, Inc.(a)	636,790
11,000	QUALCOMM, Inc.	369,270
17,800	Verizon Communications, Inc.	581,170

		1,666,910

Toys/Games/Hobbies — 0.3%
5,000	Hasbro, Inc.	134,000

Transportation — 0.2%
2,500	Ryder System, Inc.	89,775

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Utilities — 3.2%
6,000	Dominion Resources, Inc.	$220,920
14,000	Duke Energy Corporation	217,840
10,600	FirstEnergy Corporation	620,948
9,000	Southern Company	326,880

		1,386,588

Total Common Stocks		41,939,683

Investment Company — 3.1%
1,348,095	Performance Money Market Fund, Institutional Class 1.92%(b)(c)	1,348,095

Total Investment Company		1,348,095

Total Investments (Cost $49,290,616)(d) — 99.6%		43,287,778
Other assets in excess of liabilities — 0.4%		177,012

NET ASSETS — 100.0%		$43,464,790

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$2,304,269
Unrealized depreciation	(8,286,402)

Net unrealized depreciation	$(5,982,133)

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks — 93.6%
Aerospace/Defense — 1.1%
9,000	Alliant Techsystems, Inc.(a)	$739,800

Auto Parts & Equipment — 1.7%
21,000	Advance Auto Parts, Inc.	637,560
18,000	Copart, Inc.(a)	480,060

		1,117,620

Bank Holding Companies — 2.2%
18,000	BancorpSouth, Inc.	400,320
15,000	Bank of Hawaii Corp	669,150
9,000	Commerce Bancshares, Inc.	394,290

		1,463,760

Biotechnology — 0.5%
12,000	Life Technologies Corporation (a)	313,200

Books Publishing — 0.9%
16,000	John Wiley And Sons, Inc. Class A	575,360

Chemicals — 2.1%
17,000	Airgas, Inc.	607,750
11,500	FMC Corporation	502,550
18,000	Olin Corporation	294,840

		1,405,140

Commercial Services — 2.5%
13,000	Alliance Data Systems Corporation (a)	563,030
13,000	Gartner Group, Inc.(a)	199,680
17,000	Global Payments, Inc.	614,890
14,000	Rollins, Inc.	242,480

		1,620,080

Construction — 1.3%
9,000	MSC Industrial Direct Company, Inc., Class A	311,490
28,000	Toll Brothers, Inc.(a)	558,040

		869,530

Consumer Goods & Services — 3.8%
22,000	Church & Dwight Company, Inc.	1,307,680
20,000	Hawaiian Electric Industries, Inc.	545,400
28,000	Republic Services, Inc., Class A	672,000

		2,525,080

Consumer Products — 1.5%
21,000	Alberto-Culver Company	450,870
14,500	Netflix, Inc.(a)	333,210
12,000	Tupperware Brands Corporation	236,040

		1,020,120

Consumer Services — 0.8%
31,000	SAIC, Inc.(a)	551,800

Diversified — 2.0%
22,000	Roper Industries, Inc.	1,006,940
13,000	The Brink’s Company	283,010

		1,289,950

Education — 0.4%
15,000	Corinthian Colleges, Inc.(a)	241,200

Electrical Components & Equipment — 1.7%
36,000	FLIR Systems, Inc.(a)	1,116,720

Electronics — 1.9%
36,000	AMETEK, Inc.	1,257,480

Energy — 1.5%
16,000	Arch Coal, Inc.	246,080
21,000	Scana Corporation	729,750

		975,830

Entertainment — 1.1%
24,000	Marvel Entertainment, Inc.(a)	706,800

Financial Services — 4.1%
15,000	Cullen/Frost Bankers, Inc.	813,150
16,000	FirstMerit Corporation	352,000
68,000	New York Community Bancorp, Inc.	887,400
28,000	Raymond James Financial, Inc.	615,160

		2,667,710

Food — 1.2%
13,000	Ralcorp Holdings, Inc.(a)	813,280

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Health Care — 5.6%
18,000	Covance, Inc.(a)	$703,440
27,000	DENTSPLY International, Inc.	704,160
17,000	Henry Schein, Inc.(a)	607,410
21,000	Pharmaceutical Product Development, Inc.	553,140
20,000	Psychiatric Solutions, Inc.(a)	506,000
25,000	Vertex Pharmaceuticals, Inc.(a)	614,750

		3,688,900

Healthcare-Services — 2.0%
19,000	LifePoint Hospitals, Inc.(a)	381,140
15,000	Lincare Holdings, Inc.(a)	358,950
15,000	Universal Health Services, Inc. Class B	557,250

		1,297,340

Higher Education — 2.8%
17,000	DeVry, Inc.	977,160
3,500	Strayer Education, Inc.	838,635

		1,815,795

Industrial Goods — 1.8%
8,000	Matthews International Corporation. Class A	326,640
18,000	Pentair, Inc.	447,480
22,000	The Valspar Corp.	431,640

		1,205,760

Insurance — 3.7%
31,500	American Financial Group, Inc.	645,435
5,000	Everest Re Group, Ltd.	392,300
13,000	Hanover Insurance Group, Inc.	524,160
8,000	Mercury General Corp.	363,920
15,000	StanCorp Financial Group, Inc.	499,650

		2,425,465

Machinery — 1.6%
20,000	FMC Technologies, Inc.(a)	549,400
13,000	Wabtec Corporation	501,670

		1,051,070

Medical — 4.0%
19,000	Cephalon, Inc.(a)	1,396,120
22,000	Steris Corporation	608,300
10,500	Techne Corporation	651,105

		2,655,525

Medical Instrument — 2.1%
17,000	Beckman Coulter, Inc.	740,860
13,000	Edwards Lifesciences Corp.(a)	647,010

		1,387,870

Miscellaneous Manufacturing — 1.0%
19,000	AptarGroup, Inc.	635,360

Oil & Gas — 4.3%
18,000	Cimarex Energy Company	510,660
10,000	Encore Acquisition Company(a)	264,400
13,000	Forest Oil Corporation(a)	226,850
11,000	Helmerich & Payne, Inc.	278,960
38,000	MDU Resources Group, Inc.	772,540
22,000	Southwestern Energy Company(a)	756,140

		2,809,550

Packaging & Containers — 1.0%
27,000	Sonoco Products Company	677,700

Pharmaceuticals — 2.2%
22,000	Omnicare, Inc.	530,420
20,000	Perrigo Company	688,200
4,000	United Therapeutics Corp.(a)	219,320

		1,437,940

Pollution Control — 1.0%
19,000	Donaldson Company, Inc.	650,180

Real Estate Investment Trusts — 4.8%
10,000	Alexandria Real Estate Equities, Inc.	442,800
12,000	Federal Realty Investment Trust	694,080
27,000	Health Care REIT, Inc.	1,026,000
17,000	Nationwide Health Properties, Inc.	384,710
18,000	Rayonier, Inc.	601,200

		3,148,790

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Rental & Leasing — 0.5%
22,000	Rent-A-Center, Inc.(a)	$361,020

Retail — 3.9%
27,000	Fastenal Company	1,039,770
38,500	Ross Stores, Inc.	1,020,250
29,000	Urban Outfitters, Inc.(a)	526,930

		2,586,950

Retail-Discount — 2.3%
15,000	BJ’s Wholesale Club, Inc.(a)	536,700
23,000	Dollar Tree, Inc.(a)	974,280

		1,510,980

Software — 5.2%
111,000	Activision Blizzard, Inc.(a)	1,298,700
28,000	McAfee, Inc.(a)	849,240
31,000	Parametric Technology Corporation(a)	358,360
38,000	Sybase, Inc.(a)	936,320

		3,442,620

Technology — 3.7%
31,000	NCR Corporation(a)	470,580
11,000	Sensient Technologies Corporation	264,440
14,000	The Dun & Bradstreet Corporation	1,120,000
47,250	Western Digital Corporation(a)	576,450

		2,431,470

Telecommunications — 0.2%
27,000	Cypress Semiconductor Corporation(a)	100,710

Transportation — 1.7%
25,000	J.B. Hunt Transportation Services, Inc.	670,250
19,000	Kansas City Southern(a)	416,480

		1,086,730

Utilities — 3.4%
14,000	National Fuel Gas Company	455,420
15,000	NSTAR	532,500
10,000	WGL Holdings, Inc.	361,000
20,000	Wisconsin Energy Corporation	869,200

		2,218,120

Waste Management — 2.5%
4,000	Clean Harbors, Inc.(a)	252,520
24,000	Stericycle, Inc.(a)	1,375,200

		1,627,720

Total Common Stocks		61,524,025

U.S. Government Agency Securities — 3.0%
$2,000,000	Federal Home Loan Bank, 0.39%†, 12/10/08	1,999,910

Total U.S. Government Agency Securities		1,999,910

Investment Company — 3.3%
2,147,009	Performance Money Market Fund, Institutional Class, 1.92%(b)(c)	2,147,009

Total Investment Company		2,147,009

Total Investments (Cost $78,372,302)(d) — 99.9%		65,670,944
Other assets in excess of liabilities — 0.1%		50,646

NET ASSETS — 100.0%		$65,721,590

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$2,100,283
Unrealized depreciation	(15,073,653)

Net unrealized depreciation	$(12,973,370)

†	Discount Notes. Rate represents effective yield at November 30, 2008.

REIT	Real Estate Investment Trust

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks — 95.4%
Aerospace/Defense — 2.5%
10,700	Lockheed Martin Corporation	$825,077

Biotechnology — 0.9%
11,953	Life Technologies Corporation(a)	311,970

Commercial Services — 2.2%
20,000	Global Payments, Inc.	723,400

Consumer Goods & Services — 3.0%
17,000	Church & Dwight Company, Inc.	1,010,480

Distribution/Wholesale — 2.3%
11,000	W.W. Grainger, Inc.	776,270

Diversified — 3.4%
22,000	CSX Corporation	819,280
15,000	The Brink’s Company	326,550

		1,145,830

Education — 2.8%
59,000	Corinthian Colleges, Inc.(a)	948,720

Electrical Components & Equipment — 2.4%
26,000	FLIR Systems, Inc.(a)	806,520

Electronics — 2.8%
27,000	AMETEK, Inc.	943,110

Energy — 2.8%
12,000	ChevronTexaco Corporation	948,120

Entertainment — 2.5%
29,000	Marvel Entertainment, Inc.(a)	854,050

Gas — 1.8%
8,000	Apache Corporation	618,400

Health Care — 17.5%
17,000	Abbott Laboratories	890,630
20,000	Baxter International, Inc.	1,058,000
12,000	Becton, Dickinson & Company	762,360
10,000	C.R. Bard, Inc.	820,300
17,000	Express Scripts, Inc.(a)	977,670
13,000	Johnson & Johnson	761,540
25,000	Psychiatric Solutions, Inc.(a)	632,500

		5,903,000

Higher Education — 7.0%
20,000	DeVry, Inc.	1,149,600
5,000	Strayer Education, Inc.	1,198,050

		2,347,650

Industrial Goods — 2.3%
19,000	Matthews International Corporation. Class A	775,770

Machinery — 2.8%
24,000	Wabtec Corporation	926,160

Medical — 2.9%
16,000	Techne Corporation	992,160

Medical Instrument — 2.3%
19,000	Varian Medical Systems, Inc.(a)	766,840

Oil & Gas — 5.1%
10,000	EOG Resources, Inc.	850,200
25,000	Southwestern Energy Company(a)	859,250

		1,709,450

Pharmaceuticals — 2.6%
25,000	Perrigo Company	860,250

Retail — 5.2%
21,000	Fastenal Company	808,710
16,000	McDonald’s Corporation	940,000

		1,748,710

Retail-Discount — 2.6%
32,000	Family Dollar Stores, Inc.	888,960

Savings & Loans — 2.3%
46,000	Hudson City Bancorp, Inc.	768,660

Software — 9.2%
82,000	Activision Blizzard, Inc.(a)	959,400
23,000	ANSYS, Inc.(a)	663,780
26,000	BMC Software, Inc.(a)	648,960
34,000	Sybase, Inc.(a)	837,760

		3,109,900

Transportation — 1.5%
23,000	Kansas City Southern(a)	504,160

Waste Management — 2.7%
16,000	Stericycle, Inc.(a)	916,800

Total Common Stocks		32,130,417

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Investment Company — 3.0%
1,007,863	Performance Money Market Fund, Institutional Class, 1.92%(b)(c)	$1,007,863

Total Investment Company		1,007,863

Total Investments (Cost $38,654,133)(d) — 98.4%		33,138,280
Other assets in excess of liabilities — 1.6%		527,572

NET ASSETS — 100.0%		$33,665,852

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$748,993
Unrealized depreciation	(6,149,133)

Net unrealized depreciation	$(5,400,140)

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks — 96.6%
Business Equipment & Services — 1.7%
18,130	Pitney Bowes, Inc.	$447,992

Chemicals — 3.0%
18,640	Dow Chemical Company	345,772
18,830	Du Pont de Nemours, E.I.	471,880

		817,652

Consumer Goods & Services — 8.9%
10,190	3M Company	682,017
12,960	Altria Group, Inc.	208,397
12,100	Kimberly-Clark Corporation	699,259
12,750	Procter & Gamble Company	820,462

		2,410,135

Consumer Products — 2.4%
23,468	Kraft Foods, Inc.	638,564

Diversified — 2.6%
20,000	Alcoa, Inc.	215,200
29,150	General Electric Company	500,505

		715,705

Energy — 17.8%
17,280	Chesapeake Energy Corporation	296,870
9,820	ChevronTexaco Corporation	775,878
10,170	ConocoPhillips	534,128
6,000	Consol Energy, Inc.	173,820
7,740	Diamond Offshore Drilling, Inc.	571,212
29,040	Enterprise Products Partners, LP	620,585
17,910	Kinder Morgan Energy Partners, LP	868,456
13,500	ONEOK, Inc.	396,090
5,760	Peabody Energy Corporation	134,957
36,490	Penn Virginia Resource Partners, LP	474,370

		4,846,366

Financial Services — 11.3%
18,540	Bank of America Corporation	301,275
13,900	Comerica, Inc.	313,445
32,590	FirstMerit Corporation	716,980
39,170	People’s United Financial, Inc.	746,972
21,720	San Juan Basin Royalty Trust	640,957
12,780	U.S. Bancorp	344,804

		3,064,433

Health Care — 10.1%
14,345	Abbott Laboratories	751,535
36,950	Bristol-Myers Squibb Company	764,865
11,930	Johnson & Johnson	698,859
32,670	Pfizer, Inc.	536,768

		2,752,027

Insurance — 1.3%
13,920	Allstate Corporation	354,125

Machinery — 0.8%
9,430	Joy Global, Inc.	219,625

Oil & Gas — 3.2%
5,900	CNOOC Limited	483,859
5,678	Transocean, Inc.(a)	379,745

		863,604

Railroads — 4.8%
8,670	Burlington Northern Santa Fe Corporation	664,209
13,060	Union Pacific Corporation	653,522

		1,317,731

Real Estate Investment Trusts — 5.4%
6,380	AMB Property Corporation	109,864
7,730	Boston Properties, Inc.	412,782
21,130	HCP, Inc.	436,757
14,470	Plum Creek Timber Company, Inc.	514,987

		1,474,390

Retail — 3.2%
14,650	McDonald’s Corporation	860,687

Telecommunications — 4.3%
20,820	AT&T, Inc.	594,619
17,610	Verizon Communications, Inc.	574,967

		1,169,586

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
November 30, 2008
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Utilities — 15.8%
20,220	Dominion Resources, Inc.	$744,501
32,050	Duke Energy Corporation	498,698
26,770	Great Plains Energy, Inc.	503,008
37,800	NiSource, Inc.	455,490
23,680	OGE Energy Corporation	627,283
19,070	Progress Energy, Inc.	756,888
19,690	Southern Company	715,141

		4,301,009

Total Common Stocks		26,253,631

Investment Companies — 3.3%
74,190	John Hancock Bank and Thrift Opportunity Fund	285,632
227,193	Performance Money Market Fund, Institutional Class 1.92%(b)(c)	227,193
50,890	Pimco Corporate Opportunity Fund	384,220

Total Investment Companies		897,045

Total Investments (Cost $35,387,598)(d) — 99.9%		27,150,676
Other assets in excess of liabilities — 0.1%		37,486

NET ASSETS — 100.0%		$27,188,162

(a)	Non-income producing security.

(b)	Investment in affiliate. Represents 0.8% of net assets on November 30, 2008.

(c)	Rate reflects the 7 day effective yield at November 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,220,021
Unrealized depreciation	(8,994,076)

Net unrealized depreciation	$(7,774,055)

LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies — 99.9%(a)
7,421	Performance Intermediate Term Income Fund, Institutional Class	$77,325
33,751	Performance Large Cap Equity Fund, Institutional Class	233,892
46,838	Performance Leaders Equity Fund, Institutional Class(b)	263,696
38,226	Performance Mid Cap Equity Fund, Institutional Class	306,956
36,414	Performance Money Market Fund, Institutional Class, 1.92%(c)	36,414
7,258	Performance Short Term Government Income Fund, Institutional Class	72,439
7,122	Performance Strategic Dividend Fund, Institutional Class	57,120

Total Investment Companies		1,047,842

Total Investments (Cost $1,657,631)(d) — 99.9%		1,047,842
Other assets in excess of liabilities — 0.1%		1,516

NET ASSETS — 100.0%		$1,049,358

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at November 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$4,199
Unrealized depreciation	(664,968)

Net unrealized depreciation	$(660,769)

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies — 99.8%(a)
32,791	Performance Intermediate Term Income Fund, Institutional Class	$341,678
38,596	Performance Large Cap Equity Fund, Institutional Class	267,472
41,583	Performance Leaders Equity Fund, Institutional Class(b)	234,115
35,706	Performance Mid Cap Equity Fund, Institutional Class	286,716
7,910	Performance Money Market Fund, Institutional Class, 1.92%(c)	7,910
33,457	Performance Short Term Government Income Fund, Institutional Class	333,902
21,556	Performance Strategic Dividend Fund, Institutional Class	172,878

Total Investment Companies		1,644,671

Total Investments (Cost $2,225,125)(d) — 99.8%		1,644,671
Other assets in excess of liabilities — 0.2%		2,552

NET ASSETS — 100.0%		$1,647,223

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at November 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$20,777
Unrealized depreciation	(674,950)

Net unrealized depreciation	$(654,173)

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies — 99.7%(a)
43,606	Performance Intermediate Term Income Fund, Institutional Class	$454,378
19,732	Performance Large Cap Equity Fund, Institutional Class	136,741
23,435	Performance Mid Cap Equity Fund, Institutional Class	188,181
47,995	Performance Money Market Fund, Institutional Class, 1.92%(b)	47,995
46,064	Performance Short Term Government Income Fund, Institutional Class	459,717
25,990	Performance Strategic Dividend Fund, Institutional Class	208,438

Total Investment Companies		1,495,450

Total Investments (Cost $1,779,961)(c) — 99.7%		1,495,450
Other assets in excess of liabilities — 0.3%		4,809

NET ASSETS — 100.0%		$1,500,259

(a)	Investments in affiliate.

(b)	Rate reflects the 7 day effective yield at November 30, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$21,014
Unrealized depreciation	(334,618)

Net unrealized depreciation	$(313,604)

See notes to financial statements.

(This page intentionally left blank)

Performance Funds Trust
Statements of Assets and Liabilities
November 30, 2008 (Unaudited)

		The U.S.		The
		Treasury	The Short Term	Intermediate
	The Money	Money Market	Government	Term Income
	Market Fund	Fund	Income Fund	Fund

Assets:
Investments in unaffiliated securities, at value(a)	$775,013,466	$192,214,970	$67,504,595	$68,270,402
Investments in affiliated securities, at value	—	—	835,533	829,991
Repurchase agreements, at value	22,159,550	—	—	—

Total Investments, at value	797,173,016	192,214,970	68,340,128	69,100,393

Cash	—	1,000,000	—	—
Interest and dividends receivable	679,808	2,435	924,577	530,826
Receivable for capital shares issued	—	—	6,513	7,162
Receivable from Advisor	—	—	—	—
Prepaid expenses	30,766	3,809	3,757	4,671

Total Assets	797,883,590	193,221,214	69,274,975	69,643,052

Liabilities:
Dividends payable	715,788	79,678	107,553	126,759
Payable for capital shares redeemed	—	—	—	—
Accrued expenses and other liabilities:
Advisory	168,168	15,659	22,551	25,769
Administration	13,355	3,607	1,316	1,130
Service Organization	28	—	3,083	2,877
Accounting	—	—	—	—
Distribution	3,457	—	1,183	1,351
Custodian	25,872	6,264	2,255	2,241
Transfer agent	18,343	1,624	4,945	5,627
Trustee	1,719	—	617	88
Chief Compliance Officer	3,288	789	85	174
Other	98,475	20,891	13,197	14,343

Total Liabilities	1,048,493	128,512	156,785	180,359

Net Assets	$796,835,097	$193,092,702	$69,118,190	$69,462,693

Composition of Net Assets:
Capital	$796,832,932	$193,074,876	$70,258,306	$68,391,444
Accumulated (distributions in excess of) net investment income	—	(13,152)	27,524	(29,637)
Accumulated net realized gains/(losses) from investment transactions	2,165	30,978	(2,537,702)	(1,990,292)
Net unrealized appreciation/(depreciation) on investments	—	—	1,370,062	3,091,178

Net Assets	$796,835,097	$193,092,702	$69,118,190	$69,462,693

Net Assets:
Institutional Class Shares	$780,152,528	$193,092,702	$63,052,169	$62,705,453
Class A Shares	16,682,569	—	6,066,021	6,757,240
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—

Total Net Assets	$796,835,097	$193,092,702	$69,118,190	$69,462,693

Shares Outstanding:
Institutional Class Shares	780,139,179	193,061,778	6,319,919	6,015,040
Class A Shares	16,684,022	—	608,368	648,853
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Net Asset Value, Offering Price and Redemption Price per Share:
Institutional Class Shares	$1.00	$1.00	$9.98	$10.42
Class A Shares	$1.00	$—	$9.97	$10.41
Class B Shares*	$—	$—	$—	$—
Class C Shares*	$—	$—	$—	$—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%	5.25%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	$—	$—	$10.28	$10.99

Investments in unaffiliated securities, at cost	$797,173,016	$192,214,970	$66,134,533	$65,179,224
Investments in affiliated securities, at cost	—	—	835,533	829,991

Total Investments, at cost	$797,173,016	$192,214,970	$66,970,066	$66,009,215

(a)	The Intermediate Term Income Fund include securities on loan of $2,367,571.

*	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

				The	The	The
				Performance	Performance	Performance
The Large			The Strategic	Advisor	Advisor	Advisor
Cap Equity	The Mid Cap	The Leaders	Dividend	Growth	Moderate	Conservative
Fund	Equity Fund	Equity Fund	Fund	Portfolio	Portfolio	Portfolio

$41,939,683	$63,523,935	$32,130,417	$26,923,483	$—	$—	$—
1,348,095	2,147,009	1,007,863	227,193	1,047,842	1,644,671	1,495,450
—	—	—	—	—	—	—

43,287,778	65,670,944	33,138,280	27,150,676	1,047,842	1,644,671	1,495,450

93,250	—	503,550	—	1,944	2,488	2,151
125,882	89,891	45,216	133,203	1,213	3,512	4,222
23,913	26,341	5,792	2,659	200	100	37
—	—	—	—	3,862	3,724	3,241
10,192	11,940	11,915	3,895	509	539	547

43,541,015	65,799,116	33,704,753	27,290,433	1,055,570	1,655,034	1,505,648

21,135	—	—	77,891	—	—	—
600	—	1	—	38	150	—

21,252	40,414	19,508	9,958	—	—	—
797	1,186	527	424	14	22	20
1,101	2,299	1,352	1,410	—	—	—
194	—	—	—	—	—	—
2,757	3,158	418	235	867	1,381	1,267
1,417	2,155	1,109	902	17	28	25
14,378	10,808	5,978	3,023	3,483	3,639	2,000
542	—	615	312	—	—	—
493	507	203	134	—	—	—
11,559	16,999	9,190	7,982	1,793	2,591	2,077

76,225	77,526	38,901	102,271	6,212	7,811	5,389

$43,464,790	$65,721,590	$33,665,852	$27,188,162	$1,049,358	$1,647,223	$1,500,259

$52,645,105	$87,616,498	$48,458,654	$34,155,316	$1,655,271	$2,241,332	$1,754,132
(2,802)	(78,722)	(101,496)	(1,418)	(22,759)	(15,354)	1,214
(3,174,675)	(9,114,828)	(9,175,453)	1,271,186	26,635	1,699	29,424
(6,002,838)	(12,701,358)	(5,515,853)	(8,236,922)	(609,789)	(580,454)	(284,511)

$43,464,790	$65,721,590	$33,665,852	$27,188,162	$1,049,358	$1,647,223	$1,500,259

$30,370,365	$51,320,936	$32,000,468	$26,045,453	$—	$—	$—
12,935,115	14,052,592	1,542,306	1,142,709	—	—	—
159,310	348,062	123,078	—	—	—	—
—	—	—	—	1,049,358	1,647,223	1,500,259

$43,464,790	$65,721,590	$33,665,852	$27,188,162	$1,049,358	$1,647,223	$1,500,259

4,383,972	6,393,733	5,680,900	3,247,507	—	—	—
1,896,216	1,817,998	280,149	142,185	—	—	—
25,764	52,012	24,051	—	—	—	—
—	—	—	—	222,835	244,464	185,597

$6.93	$8.03	$5.63	$8.02	$—	$—	$—
$6.82	$7.73	$5.51	$8.04	$—	$—	$—
$6.18	$6.69	$5.12	$—	$—	$—	$—
$—	$—	$—	$—	$4.71	$6.74	$8.08

5.25%	5.25%	5.25%	5.25%	N/A	N/A	N/A

$7.20	$8.16	$5.82	$8.49	$—	$—	$—

$47,942,521	$76,225,293	$37,646,270	$35,160,405	$—	$—	$—
1,348,095	2,147,009	1,007,863	227,193	1,657,631	2,225,125	1,779,961

$49,290,616	$78,372,302	$38,654,133	$35,387,598	$1,657,631	$2,225,125	$1,779,961

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the six months ended November 30, 2008 (Unaudited)

		The U.S. Treasury	The Short Term	The Intermediate
	The Money	Money Market	Government	Term Income
	Market Fund	Fund	Income Fund	Fund

Investment Income:
Interest	$8,014,907	$1,033,763	$1,489,645	$1,843,851
Dividend	—	19,780	—	—
Income from securities lending	—	3,372	19	6,513
Income from affiliates	—	—	13,405	7,483

Total Investment Income	8,014,907	1,056,915	1,503,069	1,857,847

Expenses:
Advisory	1,121,987	247,218	139,088	182,286
Administration	224,392	57,685	24,341	21,874
Distribution:
Class A Shares	33,753	—	9,356	11,219
Class B Shares	—	—	—	379
Class C Shares	—	—	—	—
Service Organization:
Institutional Class Shares	—	—	20,652	20,680
Class A Shares	187	—	—	44
Accounting	22,264	19,219	24,096	29,100
Audit	39,588	8,630	3,784	3,814
Custodian	149,599	32,963	13,909	14,583
Legal	71,300	14,331	7,075	7,266
Registration and filing	14,744	1,104	3,584	4,654
Chief Compliance Officer	29,618	6,174	2,591	3,218
Shareholder reports	28,286	5,936	2,012	1,932
Transfer agent	42,793	7,081	11,334	15,802
Trustee	21,012	4,432	1,970	2,182
Other	94,980	7,044	7,157	7,950

Total expenses before fee reductions	1,894,503	411,817	270,949	326,983
Advisory reductions and/or reimbursements	(149,599)	(164,813)	—	(14,583)
Distributor reductions	(9,644)	—	(2,673)	(3,205)
Custodian reductions	—	—	—	—

Net Expenses	1,735,260	247,004	268,276	309,195

Net Investment Income/(Loss)	6,279,647	809,911	1,234,793	1,548,652

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	7,864	7,030	29,775	217,137
Net realized gains/(losses) from investment transactions of affiliates	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	—	—	351,024	961,170

Net realized/unrealized gains/(losses) from Investments	7,864	7,030	380,799	1,178,307

Change in net assets resulting from operations	$6,287,511	$816,941	$1,615,592	$2,726,959

(a)	Distributions from an affiliated investment company.

See notes to financial statements.

				The Performance		The Performance		The Performance
The Large Cap	The Mid Cap	The Leaders	The Strategic	Advisor		Advisor		Advisor
Equity Fund	Equity Fund	Equity Fund	Dividend Fund	Growth Portfolio		Moderate Portfolio		Conservative Portfolio

$—	$11,468	$2,279	$2,289	$—		$—		$—
520,579	417,920	175,423	830,956	—		—		—
—	3,404	—	—	—		—		—
15,183	31,292	11,889	2,327	6,799		20,651		24,402

535,762	464,084	189,591	835,572	6,799		20,651		24,402

165,161	339,405	229,938	134,660	1,809		2,750		2,218
19,269	31,678	13,796	10,772	362		550		444

28,926	38,226	3,764	2,120	—		—		—
1,233	2,710	965	—	—		—		—
—	—	—	—	7,237		11,000		8,872

10,995	21,931	13,796	12,328	—		—		—
11	—	—	—	—		—		—
26,180	26,807	25,456	23,381	18,280		18,280		18,280
3,515	5,855	3,263	2,386	109		128		129
11,011	18,102	9,198	7,182	289		440		355
5,831	9,701	5,224	4,006	300		416		301
12,253	12,045	13,498	2,701	577		639		634
2,353	4,286	1,943	1,727	43		101		41
2,232	3,340	1,499	882	1,521		2,269		1,785
32,911	26,400	14,774	9,408	8,420		8,138		5,427
1,641	3,036	1,451	1,113	1		61		20
6,380	10,206	5,552	4,717	413		481		416

329,902	553,728	344,117	217,383	39,361		45,253		38,922
—	—	(51,955)	(44,854)	(24,525)		(24,455)		(20,712)
(8,265)	(10,922)	(1,075)	(606)	—		—		—
—	—	—	—	(145)		(220)		(177)

321,637	542,806	291,087	171,923	14,691		20,578		18,033

214,125	(78,722)	(101,496)	663,649	(7,892)		73		6,369

(3,091,667)	(12,374,805)	(8,291,305)	677,050	—		—		—

—	—	—	—	(46,616	)(a)	(87,369	)(a)	(5,354	)(a)

(16,793,842)	(38,017,980)	(14,196,153)	(14,090,772)	(511,006)		(514,325)		(303,861)

(19,885,509)	(50,392,785)	(22,487,458)	(13,413,722)	(557,622)		(601,694)		(309,215)

$(19,671,384)	$(50,471,507)	$(22,588,954)	$(12,750,073)	$(565,514)		$(601,621)		$(302,846)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

			The U.S. Treasury Money
	The Money Market Fund		Market Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	period ended
	November 30,	May 31,	November 30,	May 31,
	2008	2008(a)	2008	2008(b)
	(Unaudited)		(Unaudited)

Investment Activities:
Operations:
Net investment income/(loss)	$6,279,647	$20,871,404	$809,911	$1,836,014
Net realized gains/ (losses) from investment transactions	7,864	3,790	7,030	48,744
Change in unrealized appreciation/ depreciation from investments	—	—	—	—

Change in net assets resulting from operations	6,287,511	20,875,194	816,941	1,884,758

Dividends:
From net investment income:
Institutional Class Shares	(6,139,239)	(19,857,719)	(809,965)	(1,836,014)
Class A Shares	(140,408)	(1,011,976)	—	—
Class B Shares	—	(1,709)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	(24,796)
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—

Change in net assets from shareholder dividends	(6,279,647)	(20,871,404)	(809,965)	(1,860,810)

Change in net assets from capital transactions	78,960,552	237,681,891	51,136,157	141,925,621

Change in net assets	78,968,416	237,685,681	51,143,133	141,949,569
Net Assets:
Beginning of year	717,866,681	480,181,000	141,949,569	—

End of year	$796,835,097	$717,866,681	$193,092,702	$141,949,569

Accumulated (distributions in excess of) net investment income	$—	$—	$(13,152)	$(13,098)

(a)	Effective February 29, 2008, all Class B Shares of this Fund were no longer offered.

(b)	Fund commenced operations on September 18, 2007.

(c)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B Shares were no longer offered.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund		The Large Cap Equity Fund
For the	For The	For the	For The	For the	For The
six months ended	Year Ended	six months ended	Year Ended	six Months ended	year ended
November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
2008	2008	2008(c)	2008	2008	2008
(Unaudited)		(Unaudited)		(Unaudited)

$1,234,793	$2,553,726	$1,548,652	$3,776,965	$214,125	$336,110

29,775	(15,611)	217,137	634,822	(3,091,667)	2,079,121

351,024	1,518,661	961,170	2,080,776	(16,793,842)	(5,981,185)

1,615,592	4,056,776	2,726,959	6,492,563	(19,671,384)	(3,565,954)

(1,143,907)	(2,417,892)	(1,440,017)	(3,530,473)	(159,954)	(235,285)
(90,406)	(179,471)	(133,064)	(268,251)	(54,555)	(99,229)
—	—	(1,278)	(4,435)	(343)	(1,594)

—	—	—	—	—	(5,968,836)
—	—	—	—	—	(3,230,697)
—	—	—	—	—	(103,189)

(1,234,313)	(2,597,363)	(1,574,359)	(3,803,159)	(214,852)	(9,638,830)

(788,794)	(841,809)	(8,729,937)	(10,347,849)	(1,167,248)	13,827,655

(407,515)	617,604	(7,577,337)	(7,658,445)	(21,053,484)	622,871

69,525,705	68,908,101	77,040,030	84,698,475	64,518,274	63,895,403

$69,118,190	$69,525,705	$69,462,693	$77,040,030	$43,464,790	$64,518,274

$27,524	$27,044	$(29,637)	$(3,930)	$(2,802)	$(2,075)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the	For The	For the	For The
	six Months ended	year ended	six Months ended	year ended
	November 30,	May 31,	November 30,	May 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)

Investment Activities:
Operations:
Net investment income/(loss)	$(78,722)	$(322,880)	$(101,496)	$(257,640)
Net realized gains/(losses) from investment transactions	(12,374,805)	3,667,142	(8,291,305)	1,206,443
Net realized gains/(losses) from investment transactions of affiliates	—	—	—	—
Net realized gain distributions from investment companies	—	—	—	—
Change in unrealized appreciation/depreciation from investments	(38,017,980)	3,320,107	(14,196,153)	(1,038,959)

Change in net assets resulting from operations	(50,471,507)	6,664,369	(22,588,954)	(90,156)

Dividends:
From net investment income:
Institutional Class Shares	—	(2,279)	—	—
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	(5,382,427)	—	(4,877,353)
Class A Shares	—	(2,423,710)	—	(275,890)
Class B Shares	—	(92,043)	—	(32,551)
Class C Shares	—	—	—	—
From tax return of capital:
Institutional Class Shares	—	—	—	(156,016)
Class A Shares	—	—	—	(8,612)
Class B Shares	—	—	—	(994)

Change in net assets from shareholder dividends	—	(7,900,459)	—	(5,351,416)

Change in net assets from capital transactions	17,348,695	13,919,128	(31,215)	8,815,572

Change in net assets	(33,122,812)	12,683,038	(22,620,169)	3,374,000
Net Assets:
Beginning of year	98,844,402	86,161,364	56,286,021	52,912,021

End of year	$65,721,590	$98,844,402	$33,665,852	$56,286,021

Accumulated (distributions in excess of) net investment income	$(78,722)	$—	$(101,496)	$—

(a)	Distributions from an affiliated investment company.

See notes to financial statements.

The Strategic Dividend Fund		The Performance Advisor Growth Portfolio			The Performance Advisor Moderate Portfolio			The Performance Advisor Conservative Portfolio
For the	For The	For the		For The	For the		For the	For the		For the
six Months ended	year ended	six Months ended		year ended	six Months ended		year ended	six Months ended		year ended
November 30,	May 31,	November 30,		May 31,	November 30,		May 31,	November 30,		May 31,
2008	2008	2008		2008	2008		2008	2008		2008
(Unaudited)		(Unaudited)			(Unaudited)			(Unaudited)

$663,649	$1,437,217	$(7,892)		$(16,526)	$73		$7,852	$6,369		$17,811
677,050	598,236	—		—	—		—	—		—
—	—	(46,616	)(a)	(26,862)	(87,369	)(a)	(26,710)	(5,354	)(a)	587
—	112,663	—		166,417 (a)	—		180,930 (a)	—		65,407 (a)
(14,090,772)	(2,291,628)	(511,006)		(164,186)	(514,325)		(201,196)	(303,861)		(40,794)

(12,750,073)	(143,512)	(565,514)		(41,157)	(601,621)		(39,124)	(302,846)		43,011

(552,982)	(1,372,027)	—		—	—		—	—		—
(19,733)	(38,082)	—		—	—		—	—		—
—	—	(14,867)		(6,577)	(15,427)		(27,843)	(6,504)		(18,282)

—	(1,592,173)	—		—	—		—	—		—
—	(44,614)	—		—	—		—	—		—
—	—	—		—	—		—	—		—
—	—	—		(266,317)	—		(447,404)	—		(104,903)

—	—	—		—	—		—	—		—
—	—	—		—	—		—	—		—
—	—	—		—	—		—	—		—

(572,715)	(3,046,896)	(14,867)		(272,894)	(15,427)		(475,247)	(6,504)		(123,185)

(10,912,991)	(1,412,362)	(145,170)		(134,366)	(344,891)		(1,021,616)	(165,612)		(22,941)

(24,235,779)	(4,602,770)	(725,551)		(448,417)	(961,939)		(1,535,987)	(474,962)		(103,115)

51,423,941	56,026,711	1,774,909		2,223,326	2,609,162		4,145,149	1,975,221		2,078,336

$27,188,162	$51,423,941	$1,049,358		$1,774,909	$1,647,223		$2,609,162	$1,500,259		$1,975,221

$(1,418)	$(92,352)	$(22,759)		$—	$(15,354)		$—	$1,214		$1,349

(a)	Distributions from an affiliated investment company.

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	period ended
	November 30,	May 31,	November 30,	May 31,
	2008	2008(a)	2008	2008(b)
	(Unaudited)		(Unaudited)

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$567,282,358	$1,526,802,460	$191,605,362	$513,205,441
Dividends reinvested	9,956	41,264	970	—
Cost of shares redeemed	(482,676,001)	(1,282,380,963)	(140,470,175)	(371,279,820)

Institutional Class Shares capital transactions	84,616,313	244,462,761	51,136,157	141,925,621

Class A Shares:
Proceeds from shares issued	9,619,297	37,072,564	—	—
Proceeds from shares issued in merger	—	1,963	—	—
Dividends reinvested	139,932	1,009,424	—	—
Cost of shares redeemed	(15,414,990)	(44,762,178)	—	—

Class A Shares capital transactions	(5,655,761)	(6,678,227)	—	—

Class B Shares:
Proceeds from shares issued	—	1,889	—	—
Dividends reinvested	—	1,681	—	—
Cost of shares redeemed	—	(104,250)	—	—
Cost of shares redeemed in merger	—	(1,963)	—	—

Class B Shares capital transactions	—	(102,643)	—	—

Change in net assets from capital transactions	$78,960,552	$237,681,891	$51,136,157	$141,925,621

Share Transactions:
Institutional Class Shares:
Issued	567,282,358	1,526,802,460	191,605,362	513,205,441
Reinvested	9,956	41,264	970	—
Redeemed	(482,676,001)	(1,282,380,963)	(140,470,175)	(371,279,820)

Change in Institutional Class Shares	84,616,313	244,462,761	51,136,157	141,925,621

Class A Shares:
Issued	9,619,297	37,072,564	—	—
Issued in merger	—	1,963	—	—
Reinvested	139,932	1,009,424	—	—
Redeemed	(15,414,990)	(44,762,178)	—	—

Change in Class A Shares	(5,655,761)	(6,678,227)	—	—

Class B Shares:
Issued	—	1,889	—	—
Reinvested	—	1,681	—	—
Redeemed	—	(104,250)	—	—
Redeemed in merger	—	(1,963)	—	—

Change in Class B Shares	—	(102,643)	—	—

Change in shares	78,960,552	237,681,891	—	141,925,621

(a)	Effective February 29, 2008, all Class B Shares of this Fund were no longer offered.

(b)	Fund commenced operations on September 18, 2007.

(c)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B Shares were no longer offered.

See notes to financial statements.

The Short Term Government Income Fund		The Intermediate Term Income Fund		The Large Cap Equity Fund		The Mid Cap Equity Fund
For the	For the	For the	For the	For the	For the	For the	For the
six months ended	year ended	six months ended	year ended	six months ended	year ended	six months ended	year ended
November 30,	May 31,	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
2008	2008	2008(c)	2008	2008	2008	2008	2008
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$6,929,140	$12,862,805	$4,385,068	$21,089,321	$2,582,362	$16,633,689	$23,682,250	$20,655,948
487,613	1,133,825	643,499	1,769,673	99,907	4,279,947	—	3,552,083
(9,260,130)	(14,467,870)	(14,069,059)	(33,005,402)	(2,942,603)	(7,086,607)	(5,479,003)	(11,429,522)

(1,843,377)	(471,240)	(9,040,492)	(10,146,408)	(260,334)	13,827,029	18,203,247	12,778,509

1,818,937	1,122,340	1,183,737	1,694,475	660,009	2,157,561	3,651,451	6,587,817
—	—	—	—	—	—	—	—
88,601	174,588	129,012	259,883	54,021	3,301,852	—	2,408,511
(852,955)	(1,667,497)	(896,427)	(2,056,873)	(1,523,546)	(4,861,887)	(4,437,853)	(7,600,389)

1,054,583	(370,569)	416,322	(102,515)	(809,516)	597,526	(786,402)	1,395,939

—	—	—	20	1,822	1,451	7,226	13,350
—	—	560	1,877	324	100,645	—	92,043
—	—	(106,327)	(100,823)	(99,544)	(698,996)	(75,376)	(360,713)
—	—	—	—	—	—	—	—

—	—	(105,767)	(98,926)	(97,398)	(596,900)	(68,150)	(255,320)

$(788,794)	$(841,809)	$(8,729,937)	$(10,347,849)	$(1,167,248)	$13,827,655	$17,348,695	$13,919,128

699,181	1,298,107	426,164	2,068,237	289,337	1,513,377	1,914,868	1,510,737
49,192	114,774	62,876	173,024	12,327	398,783	—	254,992
(933,034)	(1,466,040)	(1,367,034)	(3,187,372)	(351,039)	(622,080)	(506,748)	(806,951)

(184,661)	(53,159)	(877,994)	(946,111)	(49,375)	1,290,080	1,408,120	958,778

183,413	113,353	115,417	165,277	78,167	198,219	290,060	510,736
—	—	—	—	—	—	—	—
8,943	17,681	12,619	25,402	6,841	312,279	—	179,338
(86,159)	(169,477)	(87,542)	(200,794)	(184,320)	(445,679)	(399,237)	(575,668)

106,197	(38,443)	40,494	(10,115)	(99,312)	64,819	(109,177)	114,406

—	—	—	—	265	148	679	1,122
—	—	55	185	47	10,445	—	7,853
—	—	(10,507)	(10,112)	(13,389)	(68,730)	(7,868)	(31,009)
—	—	—	—	—	—	—	—

—	—	(10,452)	(9,927)	(13,077)	(58,137)	(7,189)	(22,034)

(78,464)	(91,602)	(847,952)	(966,153)	(161,764)	1,296,762	1,291,754	1,051,150

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Leaders Equity Fund		The Strategic Dividend Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	November 30,	May 31,	November 30,	May 31,
	2008	2008	2008	2008
	(Unaudited)		(Unaudited)

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$3,108,576	$13,459,832	$2,409,849	$9,665,832
Dividends reinvested	—	1,812,776	181,207	1,065,472
Cost of shares redeemed	(3,023,067)	(6,617,497)	(13,835,398)	(11,606,277)

Institutional Class Shares capital transactions	85,509	8,655,111	(11,244,342)	(874,973)

Class A Shares:
Proceeds from shares issued	162,992	675,886	407,660	371,328
Dividends reinvested	—	271,801	19,697	82,284
Cost of shares redeemed	(257,046)	(715,045)	(96,006)	(991,001)

Class A Shares capital transactions	(94,054)	232,642	331,351	(537,389)

Class B Shares:
Proceeds from shares issued	1,200	2,400	—	—
Dividends reinvested	—	32,788	—	—
Cost of shares redeemed	(23,870)	(107,369)	—	—

Class B Shares capital transactions	(22,670)	(72,181)	—	—

Class C Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	—

Class C Shares capital transactions	—	—	—	—

Change in net assets from capital transactions	$(31,215)	$8,815,572	$(10,912,991)	$(1,412,362)

Share Transactions:
Institutional Class Shares:
Issued	421,808	1,414,481	234,763	826,392
Reinvested	—	178,951	18,986	90,355
Redeemed	(389,652)	(658,417)	(1,252,950)	(972,184)

Change in Institutional Class Shares	32,156	935,015	(999,201)	(55,437)

Class A Shares:
Issued	22,541	69,454	40,819	30,582
Reinvested	—	27,399	2,095	6,955
Redeemed	(33,487)	(74,416)	(8,855)	(82,057)

Change in Class A Shares	(10,946)	22,437	34,059	(44,520)

Class B Shares:
Issued	182	269	—	—
Reinvested	—	3,529	—	—
Redeemed	(4,237)	(12,027)	—	—

Change in Class B Shares	(4,055)	(8,229)	—	—

Class C Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class C Shares	—	—	—	—

Change in shares	17,155	949,223	(965,142)	(99,957)

See notes to financial statements.

The Performance Advisor
The Performance Advisor Growth Portfolio		Moderate Portfolio		The Performance Advisor Conservative Portfolio
For the	For the	For the	For the	For the	For the
six months ended	year ended	six Months ended	year ended	six Months ended	year ended
November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
2008	2008	2008	2008	2008	2008
(Unaudited)		(Unaudited)		(Unaudited)

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

25,969	106,069	8,180	45,201	2,259	390,954
14,240	260,111	15,038	445,730	6,503	123,075
(185,379)	(500,546)	(368,109)	(1,512,547)	(174,374)	(536,970)

(145,170)	(134,366)	(344,891)	(1,021,616)	(165,612)	(22,941)

$(145,170)	$(134,366)	$(344,891)	$(1,021,616)	$(165,612)	$(22,941)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

4,114	13,463	1,004	5,074	247	40,934
2,097	35,475	1,749	48,601	746	12,751
(32,918)	(65,901)	(50,135)	(157,491)	(20,915)	(54,626)

(26,707)	(16,963)	(47,382)	(103,816)	(19,922)	(941)

(26,707)	(16,963)	(47,382)	(103,816)	(19,922)	(941)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset			Net
	Value,	Net		Realized		Total from		Net
	Beginning	Investment		Gains on		Investment		Investment	Total
	of Period	Income		Investments		Activities		Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$1.00	$0.01		$—	*	$0.01		$(0.01)	$(0.01)
Year Ended May 31, 2008	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2005	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2004	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Class A Shares
Six Months Ended November 30, 2008 (Unaudited)	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2008	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses to	Income to	Expenses to
Value,	Total	Period	Average Net	Average Net	Average Net
End of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)

$1.00	0.85%	$780,153	0.46%	1.69%	0.50%
1.00	3.78%	695,529	0.48%	3.56%	0.52%
1.00	4.86%	451,062	0.48%	4.75%	0.52%
1.00	3.58%	478,886	0.47%	3.54%	0.51%
1.00	1.55%	450,051	0.48%	1.54%	0.59%
1.00	0.60%	439,167	0.45%	0.60%	0.58%

1.00	0.72%	16,683	0.71%	1.46%	0.85%
1.00	3.52%	22,338	0.73%	3.49%	0.87%
1.00	4.60%	29,016	0.73%	4.50%	0.87%
1.00	3.32%	37,955	0.72%	3.28%	0.86%
1.00	1.30%	36,207	0.73%	1.26%	0.94%
1.00	0.33%	40,497	0.70%	0.35%	0.93%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset
	Value,	Net	Net Realized		Total from	Net
	Beginning	Investment	Gains on		Investment	Investment	Total
	of Period	Income	Investments		Activities	Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$1.00	$0.01	$—	*	$0.01	$(0.01)	$(0.01)
Period Ended May 31, 2008(d)	1.00	0.02	—		0.02	(0.02)	(0.02)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses to	Income to	Expenses to
Value, End	Total	Period	Average Net	Average Net	Average Net
of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)

$1.00	0.51%	$193,093	0.30%	0.98%	0.50%
1.00	1.68%	141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$9.92	$0.18	$0.06	$0.24	$(0.18)	$(0.18)
Year Ended May 31, 2008	9.71	0.38	0.21	0.59	(0.38)	(0.38)
Year Ended May 31, 2007	9.66	0.35	0.07	0.42	(0.37)	(0.37)
Year Ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)
Year Ended May 31, 2005	9.94	0.25	(0.08)	0.17	(0.28)	(0.28)
Year Ended May 31, 2004	10.20	0.25	(0.23)	0.02	(0.28)	(0.28)
Class A Shares
Six Months Ended November 30, 2008 (Unaudited)	9.92	0.17	0.05	0.22	(0.17)	(0.17)
Year Ended May 31, 2008	9.70	0.36	0.22	0.58	(0.36)	(0.36)
Year Ended May 31, 2007	9.65	0.33	0.07	0.40	(0.35)	(0.35)
Year Ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	(0.30)
Year Ended May 31, 2005	9.93	0.23	(0.09)	0.14	(0.25)	(0.25)
Year Ended May 31, 2004	10.19	0.21	(0.21)	—	(0.26)	(0.26)

(a)	Not annualized for periods less than one year.

(b)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return		Ratio of	Investment	Ratio of
Net Asset	(Excludes	Net Assets	Expenses to	Income to	Expenses to
Value, End	Sales	at End of	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	Period (000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$9.98	2.41%	$63,052	0.76%	3.57%	0.76%	10.31%
9.92	6.14%	64,546	0.77%	3.76%	0.81%	28.90%
9.71	4.44%	63,663	0.77%	3.64%	0.77%	37.78%
9.66	1.48%	102,892	0.74%	2.95%	0.74%	35.38%
9.83	1.72%	77,271	0.76%	2.62%	0.76%	68.96%
9.94	0.22%	80,391	0.73%	2.50%	0.73%	35.79%

9.97	2.21%	6,066	0.94%	3.38%	1.04%	10.31%
9.92	6.07%	4,980	0.94%	3.60%	1.09%	28.90%
9.70	4.25%	5,245	0.95%	3.47%	1.05%	37.78%
9.65	1.30%	6,254	0.93%	2.75%	1.02%	35.38%
9.82	1.46%	7,422	1.01%	2.37%	1.11%	68.96%
9.93	(0.03)%	9,691	0.98%	2.22%	1.08%	35.79%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$10.26	$0.22	$0.16	$0.38	$(0.22)	$(0.22)
Year Ended May 31, 2008	9.99	0.45	0.27	0.72	(0.45)	(0.45)
Year Ended May 31, 2007	9.95	0.46	0.04	0.50	(0.46)	(0.46)
Year Ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	(0.48)
Year Ended May 31, 2005	10.39	0.48	0.05	0.53	(0.47)	(0.47)
Year Ended May 31, 2004	10.96	0.51	(0.59)	(0.08)	(0.49)	(0.49)
Class A Shares
Six Months Ended November 30, 2008 (Unaudited)	10.25	0.21	0.16	0.37	(0.21)	(0.21)
Year Ended May 31, 2008	9.98	0.44	0.27	0.71	(0.44)	(0.44)
Year Ended May 31, 2007	9.94	0.45	0.04	0.49	(0.45)	(0.45)
Year Ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	(0.46)
Year Ended May 31, 2005	10.38	0.45	0.06	0.51	(0.45)	(0.45)
Year Ended May 31, 2004	10.95	0.51	(0.62)	(0.11)	(0.46)	(0.46)

(a)	Not annualized for periods less than one year.

(b)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income to	Expenses to
Value, End	Sales	Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$10.42	3.79%	$62,705	0.83%	4.27%	0.87%	—%
10.26	7.34%	70,700	0.81%	4.41%	0.90%	10.56%
9.99	5.12%	78,322	0.86%	4.50%	0.90%	5.62%
9.95	(0.22)%	41,187	0.87%	4.65%	0.92%	1.56%
10.45	5.22%	63,370	0.83%	4.50%	0.88%	6.71%
10.39	(0.77)%	68,896	0.82%	4.72%	0.87%	20.22%

10.41	3.69%	6,757	1.02%	4.08%	1.16%	—%
10.25	7.16%	6,233	0.98%	4.23%	1.17%	10.56%
9.98	4.94%	6,173	0.98%	4.40%	1.12%	5.62%
9.94	(0.39)%	6,628	1.04%	4.48%	1.19%	1.56%
10.44	4.96%	7,751	1.08%	4.25%	1.23%	6.71%
10.38	(1.03)%	7,578	1.07%	4.50%	1.22%	20.22%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$10.03	$0.04	$(3.10)	$(3.06)	$(0.04)	$—	$(0.04)
Year Ended May 31, 2008	12.43	0.06	(0.61)	(0.55)	(0.06)	(1.79)	(1.85)
Year Ended May 31, 2007	14.21	0.09	1.87	1.96	(0.10)	(3.64)	(3.74)
Year Ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)
Year Ended May 31, 2005	15.75	0.16	1.43	1.59	(0.15)	(2.07)	(2.22)
Year Ended May 31, 2004	15.19	0.15	1.77	1.92	(0.14)	(1.22)	(1.36)
Class A Shares
Six Months Ended November 30, 2008 (Unaudited)	9.88	0.03	(3.06)	(3.03)	(0.03)	—	(0.03)
Year Ended May 31, 2008	12.28	0.05	(0.61)	(0.56)	(0.05)	(1.79)	(1.84)
Year Ended May 31, 2007	14.08	0.07	1.85	1.92	(0.08)	(3.64)	(3.72)
Year Ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)
Year Ended May 31, 2005	15.66	0.12	1.43	1.55	(0.13)	(2.07)	(2.20)
Year Ended May 31, 2004	15.12	0.10	1.77	1.87	(0.11)	(1.22)	(1.33)
Class B Shares
Six Months Ended November 30, 2008 (Unaudited)	8.97	(0.01)	(2.77)	(2.78)	(0.01)	—	(0.01)
Year Ended May 31, 2008	11.38	(0.07)	(0.52)	(0.59)	(0.03)	(1.79)	(1.82)
Year Ended May 31, 2007	13.34	(0.04)	1.75	1.71	(0.03)	(3.64)	(3.67)
Year Ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)
Year Ended May 31, 2005	15.18	—	1.38	1.38	(0.07)	(2.07)	(2.14)
Year Ended May 31, 2004	14.73	(0.01)	1.72	1.71	(0.04)	(1.22)	(1.26)

(a)	Not annualized for periods less than one year.

(b)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.06% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End of	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$6.93	(30.60)%	$30,370	1.11%	0.84%	1.11%	29.77%
10.03	(5.27)%	44,461	1.09%	0.61%	1.14%	51.79%
12.43	16.30%	39,081	1.08%	0.75%	1.08%	108.51%
14.21	10.12%	52,782	1.04%	0.38%	1.04%	79.00%
15.12	10.43%	62,083	1.03%	1.02%	1.03%	78.95%
15.75	13.06%	68,743	1.01%	0.03%	1.01%	36.91%

6.82	(30.72)%	12,935	1.30%	0.65%	1.40%	29.77%
9.88	(5.44)%	19,709	1.26%	0.43%	1.41%	51.79%
12.28	16.15%	23,711	1.26%	0.54%	1.36%	108.51%
14.08	9.93%	25,971	1.21%	0.20%	1.31%	79.00%
15.01	10.16%	27,457	1.27%	0.77%	1.37%	78.95%
15.66	12.73%	28,495	1.26%	0.67%	1.36%	36.91%

6.18	(30.98)%	159	2.05%	(0.14)%	2.05%	29.77%
8.97	(6.19)%	348	2.01%	(0.36)%	2.07%	51.79%
11.38	15.32%	1,104	1.99%	(0.16)%	1.99%	108.51%
13.34	9.04%	2,334	1.96%	(0.54)%	1.96%	79.00%
14.42	9.34%	2,591	2.03%	0.02%	2.03%	78.95%
15.18	11.92%	3,058	2.01%	(0.08)%	2.01%	36.91%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$14.34	$(0.01)	$(6.30)	$(6.31)	$—	$—	$—
Year Ended May 31, 2008	14.72	(0.04)	1.01	0.97	— *	(1.35)	(1.35)
Year Ended May 31, 2007	15.65	(0.02)	2.26	2.24	(0.02)	(3.15)	(3.17)
Year Ended May 31, 2006	15.97	(0.01)	1.98	1.97	— *	(2.29)	(2.29)
Year Ended May 31, 2005	15.96	0.03	1.92	1.95	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.53	(0.04)	3.47	3.43	—	—	—
Class A Shares
Six Months Ended November 30, 2008 (Unaudited)	13.82	(0.02)	(6.07)	(6.09)	—	—	—
Year Ended May 31, 2008	14.26	(0.06)	0.97	0.91	—	(1.35)	(1.35)
Year Ended May 31, 2007	15.27	(0.06)	2.21	2.15	(0.01)	(3.15)	(3.16)
Year Ended May 31, 2006	15.66	(0.04)	1.94	1.90	—	(2.29)	(2.29)
Year Ended May 31, 2005	15.72	0.01	1.87	1.88	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.37	(0.07)	3.42	3.35	—	—	—
Class B Shares
Six Months Ended November 30, 2008 (Unaudited)	12.01	(0.06)	(5.26)	(5.32)	—	—	—
Year Ended May 31, 2008	12.65	(0.17)	0.88	0.71	—	(1.35)	(1.35)
Year Ended May 31, 2007	14.00	(0.16)	1.97	1.81	(0.01)	(3.15)	(3.16)
Year Ended May 31, 2006	14.62	(0.14)	1.81	1.67	—	(2.29)	(2.29)
Year Ended May 31, 2005	14.90	(0.12)	1.77	1.65	(0.01)	(1.92)	(1.93)
Year Ended May 31, 2004	11.81	(0.11)	3.20	3.09	—	—	—

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$8.03	(44.00)%	$51,321	1.15%	(0.12)%	1.15%	58.55%
14.34	6.85%	71,496	1.15%	(0.31)%	1.20%	63.22%
14.72	17.58%	59,283	1.20%	(0.24)%	1.20%	66.55%
15.65	12.50%	74,275	1.14%	(0.08)%	1.14%	79.67%
15.97	12.90%	70,363	1.15%	0.18%	1.15%	78.09%
15.96	27.45%	65,878	1.14%	(0.18)%	1.14%	18.89%

7.73	(44.07)%	14,053	1.33%	(0.32)%	1.43%	58.55%
13.82	6.64%	26,637	1.32%	(0.48)%	1.47%	63.22%
14.26	17.46%	25,851	1.37%	(0.40)%	1.47%	66.55%
15.27	12.28%	28,752	1.32%	(0.26)%	1.42%	79.67%
15.66	12.69%	23,440	1.40%	(0.06)%	1.50%	78.09%
15.72	27.08%	21,766	1.39%	(0.43)%	1.49%	18.89%

6.69	(44.30)%	348	2.09%	(1.08)%	2.09%	58.55%
12.01	5.86%	711	2.07%	(1.22)%	2.12%	63.22%
12.65	16.46%	1,028	2.13%	(1.15)%	2.13%	66.55%
14.00	11.53%	1,412	2.06%	(1.01)%	2.06%	79.67%
14.62	11.81%	1,092	2.15%	(0.82)%	2.15%	78.09%
14.90	26.16%	1,027	2.15%	(1.17)%	2.15%	18.89%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Return	Net
	Beginning	Investment	Gains/(Losses)	Investment	of	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Capital	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$9.45	$(0.02)	$(3.80)	$(3.82)	$—	$—	$—
Year Ended May 31, 2008	10.56	(0.04)	0.01	(0.03)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.75	(0.02)	1.55	1.53	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.11	(0.04)	1.68	1.64	—	—	—
Year Ended May 31, 2005	7.51	(0.02)	0.62	0.60	—	—	—
Year Ended May 31, 2004	6.19	(0.04)	1.36	1.32	—	—	—
Class A Shares
Six Months Ended November 30, 2008 (Unaudited)	9.24	(0.03)	(3.70)	(3.73)	—	—	—
Year Ended May 31, 2008	10.38	(0.07)	0.01	(0.06)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.63	(0.05)	1.52	1.47	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.02	(0.05)	1.66	1.61	—	—	—
Year Ended May 31, 2005	7.45	(0.05)	0.62	0.57	—	—	—
Year Ended May 31, 2004	6.14	(0.06)	1.37	1.31	—	—	—
Class B Shares
Six Months Ended November 30, 2008 (Unaudited)	8.62	(0.06)	(3.44)	(3.50)	—	—	—
Year Ended May 31, 2008	9.82	(0.15)	0.03	(0.12)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.21	(0.14)	1.47	1.33	—	(0.72)	(0.72)
Year Ended May 31, 2006	7.73	(0.12)	1.60	1.48	—	—	—
Year Ended May 31, 2005	7.23	(0.09)	0.59	0.50	—	—	—
Year Ended May 31, 2004	6.02	(0.12)	1.33	1.21	—	—	—

(a)	Not annualized for periods less than one year.

(b)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$5.63	(40.42)%	$32,000	1.25%	(0.43)%	1.48%	78.52%
9.45	(0.94)%	53,353	1.20%	(0.48)%	1.49%	135.97%
10.56	16.77%	49,767	1.25%	(0.22)%	1.48%	151.32%
9.75	20.22%	50,064	1.25%	(0.39)%	1.48%	141.77%
8.11	7.99%	40,227	1.25%	(0.49)%	1.55%	219.39%
7.51	21.32%	31,127	1.25%	(0.72)%	1.57%	196.42%

5.51	(40.37)%	1,542	1.50%	(0.68)%	1.77%	78.52%
9.24	(1.26)%	2,690	1.45%	(0.73)%	1.77%	135.97%
10.38	16.35%	2,788	1.50%	(0.47)%	1.75%	151.32%
9.63	20.07%	3,183	1.50%	(0.66)%	1.75%	141.77%
8.02	7.65%	2,019	1.50%	(0.70)%	1.90%	219.39%
7.45	21.34%	1,036	1.50%	(0.97)%	1.92%	196.42%

5.12	(40.60)%	123	2.25%	(1.45)%	2.42%	78.52%
8.62	(1.98)%	242	2.20%	(1.47)%	2.42%	135.97%
9.82	15.54%	357	2.25%	(1.21)%	2.40%	151.32%
9.21	19.15%	508	2.25%	(1.39)%	2.40%	141.77%
7.73	6.92%	386	2.25%	(1.46)%	2.55%	219.39%
7.23	20.10%	239	2.25%	(1.71)%	2.57%	196.42%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset			Net Realized	Total
	Value,	Net		and Unrealized	from	Net	Return	Net
	Beginning	Investment		Gains/(Losses)	Investment	Investment	of	Realized	Total
	of Period	Income		on Investments	Activities	Income	Capital	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$11.81	$0.19		$(3.81)	$(3.62)	$(0.17)	$—	$—	$(0.17)
Year Ended May 31, 2008	12.58	0.33	(e)	(0.38)	(0.05)	(0.33)	—	(0.39)	(0.72)
Year Ended May 31, 2007	10.77	0.28		1.96	2.24	(0.30)	—	(0.13)	(0.43)
Year Ended May 31, 2006	10.23	0.31		0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)
Year Ended May 31, 2005(f)	10.00	0.16		0.24	0.40	(0.17)	—	—	(0.17)
Class A Shares
Six Months Ended November 30, 2008 (Unaudited)	11.83	0.17		(3.81)	(3.64)	(0.15)	—	—	(0.15)
Year Ended May 31, 2008	12.60	0.30	(e)	(0.38)	(0.08)	(0.30)	—	(0.39)	(0.69)
Year Ended May 31, 2007	10.78	0.25		1.96	2.21	(0.26)	—	(0.13)	(0.39)
Year Ended May 31, 2006	10.23	0.30		0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)
Year Ended May 31, 2005(f)	10.00	0.15		0.24	0.39	(0.16)	—	—	(0.16)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	Amounts calculated using the daily average shares method.

(f)	Fund commenced operations on November 9, 2004.

See notes to financial statements.

	Total			Ratio of
	Return	Net Assets	Ratio of	Net Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income to	Expenses to
Value, End	Sales	Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)	Turnover(d)

$8.02	(30.90)%	$26,045	0.95%	3.71%	1.21%	—%
11.81	(0.27)%	50,145	0.95%	2.81%	1.17%	6.61%
12.58	21.25%	54,103	0.95%	2.56%	1.13%	17.04%
10.77	8.67%	32,250	0.95%	2.89%	1.17%	8.92%
10.23	3.94%	19,218	0.95%	3.14%	1.47%	9.13%

8.04	(30.93)%	1,143	1.20%	3.63%	1.49%	—%
11.83	(0.48)%	1,279	1.20%	2.55%	1.44%	6.61%
12.60	20.89%	1,924	1.20%	2.28%	1.41%	17.04%
10.78	8.53%	1,373	1.20%	2.73%	1.52%	8.92%
10.23	3.91%	1,227	1.20%	2.94%	1.84%	9.13%

See notes to financial statements.

Performance Funds Trust
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
	Net Asset		and
	Value,	Net	Unrealized	Total from	Net	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Gains	Dividends

The Performance Advisor Growth Portfolio Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	$7.11	$(0.04)	$(2.30)	$(2.34)	$(0.06)	$—	$(0.06)
Year Ended May 31, 2008	8.34	(0.07)	(0.03)	(0.10)	(0.02)	(1.11)	(1.13)
Year Ended May 31, 2007	12.00	(0.10)	1.13	1.03	(0.06)	(4.63)	(4.69)
Year Ended May 31, 2006	11.66	0.08	1.03	1.11	(0.12)	(0.65)	(0.77)
Year Ended May 31, 2005	11.11	(0.02)	0.78	0.76	— *	(0.21)	(0.21)
Period Ended May 31, 2004(f)	10.00	(0.06)	1.17	1.11	—	—	—
The Performance Advisor Moderate Portfolio Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	8.94	— *	(2.15)	(2.15)	(0.05)	—	(0.05)
Year Ended May 31, 2008	10.48	0.01	(0.01)	—	(0.08)	(1.46)	(1.54)
Year Ended May 31, 2007	11.52	0.05	0.98	1.03	(0.04)	(2.03)	(2.07)
Year Ended May 31, 2006	11.41	0.13	0.67	0.80	(0.13)	(0.56)	(0.69)
Year Ended May 31, 2005	10.90	0.04	0.63	0.67	(0.03)	(0.13)	(0.16)
Period Ended May 31, 2004(f)	10.00	(0.02)	0.92	0.90	—	—	—
The Performance Advisor Conservative Portfolio Institutional Class Shares
Six Months Ended November 30, 2008 (Unaudited)	9.61	0.03	(1.53)	(1.50)	(0.03)	—	(0.03)
Year Ended May 31, 2008	10.07	0.09	0.11	0.20	(0.09)	(0.57)	(0.66)
Year Ended May 31, 2007	10.41	0.12	0.74	0.86	(0.11)	(1.09)	(1.20)
Year Ended May 31, 2006	10.53	0.25	0.21	0.46	(0.24)	(0.34)	(0.58)
Year Ended May 31, 2005	10.40	0.08	0.36	0.44	(0.08)	(0.23)	(0.31)
Period Ended May 31, 2004(f)	10.00	0.03	0.40	0.43	(0.03)	—	(0.03)

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05%, and 0.05% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. The impact to the total return was 0.05%.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	The Distributor made a one time reimbursement of prior period Distribution fees during the year. Excluding the reimbursement, Total Return would have been 8.78%, 6.48% and 3.51% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. Expense and investment income ratios disclosed do not include the effect of this reimbursement. Including this reimbursement, the net Ratio of Expenses to Average Net Assets was 0.50%, 0.72% and 0.41% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively and the Ratio of Net Investment Income to Average Net Assets was 0.76%, 1.16% and 2.33%, respectively.

(f)	Fund commenced operations on August 5, 2003.

See notes to financial statements.

						Ratio of Net
			Net Assets	Ratio of		Investment		Ratio of
Net Asset	Total Return		at End of	Expenses to		Income/(Loss)		Expenses to
Value, End	(Excludes Sales		Period	Average Net		to Average Net		Average Net	Portfolio
of Period	Charge)(a)(b)		(000’s)	Assets(a)(c)		Assets(a)(c)		Assets(c)(d)	Turnover

$4.71	(33.17)%		$1,049	2.03%		(1.09)%		5.44%	11.97%
7.11	(1.48)%		1,775	1.98%		(0.85)%		4.31%	22.59%
8.34	12.22%		2,223	1.99%		(0.52)%		3.03%	62.21%
12.00	9.63	%(e)	7,052	1.36	%(e)	(0.10	)%(e)	2.03%	40.18%
11.66	6.89%		9,447	1.57%		(0.28)%		2.16%	5.14%
11.11	11.10%		6,680	1.99%		(0.78)%		2.36%	13.98%

6.74	(24.14)%		1,647	1.87%		0.01%		4.11%	10.37%
8.94	(0.27)%		2,609	1.82%		0.25%		3.29%	17.58%
10.48	10.18%		4,145	1.84%		0.41%		2.34%	49.38%
11.52	7.13	%(e)	10,160	1.36	%(e)	0.53	%(e)	1.87%	38.83%
11.41	6.19%		13,181	1.45%		0.35%		1.98%	4.86%
10.90	9.00%		7,530	1.97%		(0.26)%		2.33%	10.07%

8.08	(15.60)%		1,500	2.03%		0.72%		4.38%	6.17%
9.61	2.02%		1,975	1.98%		0.93%		4.01%	28.66%
10.07	8.74%		2,078	1.99%		1.07%		2.92%	32.06%
10.41	4.42	%(e)	5,791	1.35	%(e)	1.39	%(e)	2.03%	37.78%
10.53	4.25%		8,620	1.58%		0.84%		2.18%	6.30%
10.40	4.27%		5,698	2.03%		0.36%		2.40%	12.32%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements (Unaudited)
November 30, 2008

1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio (individually a “Fund”, collectively the “Funds”). Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The U.S. Treasury Money Market Fund, which offers Institutional Class Shares only, The Money Market Fund, The Short Term Government Income Fund, the Intermediate Term Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Portfolios, which offer Class C Shares only. On October 28, 2008, the Class B Shares of the Intermediate Term Income Fund were closed.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, and The Strategic Dividend Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares of The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund have a contingent deferred sales charge (“CDSC”) of 5.00% of original purchase price or sale price (whichever is less) within the first year declining to 0% after the seventh year. The Class C Shares of The Performance Advisor Portfolios have a CDSC of 1.00% as a percentage of the original purchase price or sale price (whichever is less) if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods which follow. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

In September 2008, FASB issued Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. Management is currently evaluating the impact the adoption these standards will have on the Funds’ financial statements and related disclosures.

Securities Valuation:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies, including fund of funds, are valued at their respective net asset values as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

Treasury Guaranty Program for Money Market Funds:
In October 2008, the Board approved the Money Market Fund’s (the “Fund”) participation in the U.S. Department of Treasury’s (the “Treasury”) Temporary Guarantee Program for money market funds (the “Program”). The Program intends to protect the assets of shareholders as of the close of business September 19, 2008, against loss in the event that any participating money market fund liquidates its holdings and the net asset value per share at the time of liquidation is less than $1.00 per share.

Participation in the initial three months of the Program (that is, until December 18, 2008) required a payment to the Treasury in the amount of 0.01% based on the net asset value of the Fund as of September 19, 2008. On November 24, 2008 the Secretary of the Treasury extended the Program beyond its initial three-month term through the close of business April 30, 2009 and may choose to extend it further, up through September 18, 2009. In December 2008, the Board approved the Fund’s extended participation in the Program through April 30, 2009. Further participation in the Program required an additional payment in the amount of 0.015% based on the net asset value of the Fund as of September 19, 2008. The expense of the Program is included within the Fund’s Statement of Operations. If the Program is extended further, the Board will consider whether to continue to participate.

Effective June 1, 2008, the Funds adopted Statement on Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2008:

	LEVEL 1 -	LEVEL 2 - Other Significant	LEVEL 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Investments	Investments	Investments	Investments
Fund Name	in Securities	in Securities	in Securities	in Securities

The Money Market Fund	$—	$797,173,016	$—	$797,173,016
The U.S. Treasury Money Market Fund	7,362,207	184,852,763	—	192,214,970
The Short Term Government Income Fund	835,533	67,504,595	—	68,340,128
The Intermediate Term Income Fund	829,991	68,270,402	—	69,100,393
The Large Cap Equity Fund	43,287,778	—	—	43,287,778
The Mid Cap Equity Fund	63,671,034	1,999,910	—	65,670,944
The Leaders Equity Fund	33,138,280	—	—	33,138,280
The Strategic Dividend Fund	27,150,676	—	—	27,150,676
The Performance Advisor Growth Portfolio	1,047,842	—	—	1,047,842
The Performance Advisor Moderate Portfolio	1,644,671	—	—	1,644,671
The Performance Advisor Conservative Portfolio	1,495,450	—	—	1,495,450

*	Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investment.

Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Related Investment Income:
During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. Information on the investment of cash collateral, if any, is shown below. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained J.P. Morgan Chase as their securities lending agent and compensate the firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

The following Fund loaned securities and received U.S. government and U.S. government agency obligations (with interest rates ranging from 0.00% to 7.50% and maturity dates from 10/15/11 to 05/01/48) as collateral with the following market values as of November 30, 2008:

	Value of Loaned
Fund	Securities	Value of Collateral

The Intermediate Term Income Fund	$2,367,571	$2,398,599

Expense Allocation:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders:
The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

Advisor Conservative Portfolio. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

3. Related Party Transactions

Advisor and Custodian:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management, which receives a fee, payable by the Advisor. For the period ended November 30, 2008, the advisory fee rates were as follows:

Advisory Fee Rate

The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%
The Strategic Dividend Fund	0.75%
The Performance Advisor Growth Portfolio	0.25%
The Performance Advisor Moderate Portfolio	0.25%
The Performance Advisor Conservative Portfolio	0.25%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

Administration:
Citi Fund Services, Ohio, Inc. (“Citi”), with whom certain officers of the Funds’ are affiliated, serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly at 0.0575% or 5.75 basis points of the first billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over one billion except for Performance Advisor series which is accrued daily and paid monthly at 0.05% or 5 basis points of the average daily net assets of such series.

Prior to November 26, 2008, the terms of the Administration Agreement were as follows:

Administration
Fee Rate

The Money Market Fund	0.06%
The U.S. Treasury Money Market Fund	0.07%
The Short Term Government Income Fund	0.07%
The Intermediate Term Income Fund	0.06%
The Large Cap Equity Fund	0.07%
The Mid Cap Equity Fund	0.07%
The Leaders Equity Fund	0.06%
The Strategic Dividend Fund	0.06%
The Performance Advisor Growth Portfolio	0.05%
The Performance Advisor Moderate Portfolio	0.05%
The Performance Advisor Conservative Portfolio	0.05%

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon”) (the “CCO Agreement”), Beacon makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under both agreements, the Funds paid $50,000 for the period ended November 30, 2008, plus certain out of pocket expenses. Beacon pays the salary and other compensation earned by any such individuals as employees of Beacon. Certain Officers of the Trust are affiliated with Trustmark, Citi and Beacon. Such Officers receive no compensation from the Funds for serving in their respective roles.

Distribution Plan:
Performance Funds Distributor, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC, serves as the distribution agent of the Funds. As Distributor, Foreside Financial Group, LLC receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended November 30, 2008, the Distributor received $2,445 from commissions earned on sales of the Funds of which $60 was re-allowed to Trustmark and the Distributor (affiliated broker/dealers).

Service Organization:
The Trust, except for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

shareholder services. Except as noted below, for performing these services the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Shares (except the Institutional Shares of The Money Market Fund) that is computed daily and paid monthly. The Institutional Class Shares of the Money Market Fund and the U.S. Treasury Money Market Fund, the Class A Shares of the Short Term Government Income Fund, the Mid Cap Equity Fund, the Leaders Equity Fund and the Strategic Dividend Fund and the Class B Shares of all the Funds do not currently have assets with any shareholder servicing agents subject to the Agreement.

Accounting and Transfer Agency:
Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As Fund Accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As Transfer Agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions:
The Advisor, Custodian and the Distributor reduced fees as stated in the Statements of Operations. The Advisor has agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund and The Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

		Expense
Fund	Class	Limitation

The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2009. As of November 30, 2008, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective fund.

	Amount
	Waived or	Expires
Fund	Reimbursed	May 31,

The Leaders Equity Fund	$109,986	2009
	107,949	2010
	124,320	2011
	51,955	2012
The Strategic Dividend Fund	62,280	2009
	87,507	2010
	112,201	2011
	44,854	2012

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

Affiliated Transactions:
A summary of the Funds’ investments in affiliated securities for the period ended November 30, 2008 is noted below:

	Beginning			Ending
	Balance			Balance	Dividends
Fund	5/31/08	Purchases	Sales	11/30/08	Received

The Short Term Government Income Fund, investments in:
The Money Market Fund, Institutional Class	$1,574,463	$7,020,074	$7,759,004	$835,533	$13,405
The Intermediate Term Income Fund, investments in:
The Money Market Fund, Institutional Class	1,346,394	7,762,057	8,278,460	829,991	7,483
The Large Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	1,151,784	3,199,095	3,002,784	1,348,095	15,183
The Mid Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	2,107,282	19,853,747	19,814,020	2,147,009	31,292
The Leaders Equity Fund, investments in:
The Money Market Fund, Institutional Class	1,547,609	5,327,476	5,867,222	1,007.863	11,889
The Strategic Dividend Fund, investments in:
The Money Market Fund, Institutional Class	1,361,673	3,433,769	4,568,249	227,193	2,327
The Performance Advisor Growth Portfolio, investments in:
The Money Market Fund, Institutional Class	76,293	172,314	212,193	36,414	702
The Short Term Government Income Fund, Institutional Class	1,758	70,386	—	72,439	590
The Intermediate Term Income Fund, Institutional Class	171,074	3,141	95,646	77,325	2,770
The Large Cap Equity Fund, Institutional Class	433,716	1,460	137,523	233,892	1,384
The Mid Cap Equity Fund, Institutional Class	452,152	90,000	—	306,956	—
The Leaders Equity Fund, Institutional Class	458,040	—	15,687	263,696	—
The Strategic Dividend Fund, Institutional Class	170,897	1,425	82,760	57,120	1,208
The Performance Advisor Moderate Portfolio, investments in:
The Money Market Fund, Institutional Class	50,897	371,556	414,543	7,910	1,010
The Short Term Government Income Fund, Institutional Class	397,890	6,730	71,050	333,902	6,503
The Intermediate Term Income Fund, Institutional Class	397,293	8,123	67,205	341,678	7,825
The Large Cap Equity Fund, Institutional Class	535,873	101,824	323,498	267,472	1,690
The Mid Cap Equity Fund, Institutional Class	419,913	100,000	11,001	286,716	—
The Leaders Equity Fund, Institutional Class	418,671	—	26,143	234,115	—
The Strategic Dividend Fund, Institutional Class	401,017	3,958	141,308	172,878	3,623
The Performance Advisor Conservative Portfolio, investments in:
The Money Market Fund, Institutional Class	69,915	179,411	201,331	47,995	870
The Short Term Government Income Fund, Institutional Class	488,258	8,601	39,447	459,717	8,467
The Intermediate Term Income Fund, Institutional Class	481,242	10,248	42,978	454,378	10,071
The Large Cap Equity Fund, Institutional Class	197,162	688	—	136,741	709
The Mid Cap Equity Fund, Institutional Class	310,360	80,000	61,405	188,181	—
The Strategic Dividend Fund, Institutional Class	415,601	4,508	101,524	208,438	4,292

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding U.S. Government securities and short-term securities) for the period ended November 30, 2008, were as follows:

Fund	Purchases	Sales

The Large Cap Equity Fund	$16,097,315	$17,654,866
The Mid Cap Equity Fund	66,754,121	50,415,656
The Leaders Equity Fund	35,144,678	35,278,453
The Strategic Dividend Fund	—	7,932,749
The Performance Advisor Growth Portfolio	166,411	285,000
The Performance Advisor Moderate Portfolio	220,635	552,839
The Performance Advisor Conservative Portfolio	104,046	240,000

Purchases and sales of U.S. Government securities for the period ended November 30, 2008, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$6,944,230	$8,925,551
The Intermediate Term Income Fund	—	8,093,155
The Strategic Dividend Fund	—	1,774,519

5. Federal Income Taxes
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

As required, effective November 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Delaware (i.e. the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2009.

The tax character of dividends paid during the fiscal year ended May 31, 2008, was as follows:

	Dividends paid from
		Net Long			Total
	Ordinary	Term Capital	Total Taxable	Tax Return of	Distributions
	Income	Gains	Distributions	Capital	Paid[1]

The Money Market Fund	$21,701,905	$—	$21,701,905	$—	$21,701,905
The U.S. Treasury Money Market Fund	1,740,790	—	1,740,790	—	1,740,790
The Short Term Government Income Fund	2,718,291	—	2,718,291	—	2,718,291
The Intermediate Term Income Fund	3,981,787	—	3,981,787	—	3,981,787
The Large Cap Equity Fund	385,248	9,240,575	9,625,823	—	9,625,823
The Mid Cap Equity Fund	—	7,900,459	7,900,459	—	7,900,459
The Leaders Equity Fund	1,957,189	3,228,605	5,185,794	165,622	5,351,416
The Strategic Dividend Fund	1,173,576	1,809,358	2,982,934	—	2,982,934
The Performance Advisor Growth Portfolio	1,963	270,931	272,894	—	272,894
The Performance Advisor Moderate Portfolio	43,758	432,135	475,893	—	475,893
The Performance Advisor Conservative Portfolio	51,172	73,219	124,391	—	124,391

The tax character of dividends paid during the fiscal year ended May 31, 2007, was as follows:

	Dividends paid from
		Net Long	Total Taxable
	Ordinary	Term Capital	Distributions
	Income	Gains	Paid[1]

The Money Market Fund	$24,354,282	$—	$24,354,282
The Short Term Government Income Fund	3,354,972	—	3,354,972
The Intermediate Term Income Fund	3,474,291	—	3,474,291
The Large Cap Equity Fund	527,661	18,128,423	18,656,084
The Mid Cap Equity Fund	—	13,933,515	13,933,515
The Leaders Equity Fund	—	3,510,978	3,510,978
The Strategic Dividend Fund	1,242,657	651,459	1,894,116
The Performance Advisor Growth Portfolio	374,616	899,657	1,274,273
The Performance Advisor Moderate Portfolio	725,042	385,598	1,110,640
The Performance Advisor Conservative Portfolio	166,928	173,479	340,407

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

As of May 31, 2008, the components of accumulated earnings (deficit) on a tax basis was as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Distribution	Capital and Other	Appreciation	Earnings
	Income	Capital Gains	Earnings	Payable[1]	Losses	(Depreciation)[2]	(Deficit)

The Money Market Fund	$1,047,847	$—	$1,047,847	$(1,047,847)	$(5,699)	$—	$(5,699)
The U.S. Treasury Money Market Fund	139,628	—	139,628	(120,020)	$—	(8,758)	10,850
The Short Term Government Income Fund	137,383	—	137,383	(110,339)	(2,567,477)	1,019,038	(1,521,395)
The Intermediate Term Income Fund	136,241	—	136,241	(140,171)	(2,207,429)	2,130,008	(81,351)
The Large Cap Equity Fund	17,285	—	17,285	(19,357)	(103,716)	10,811,709	10,705,921
The Mid Cap Equity Fund	—	3,301,179	3,301,179	—	—	25,275,420	28,576,599
The Leaders Equity Fund	—	—	—	—	(999,861)	8,796,013	7,796,152
The Strategic Dividend Fund	—	131,269	131,269	(92,352)	—	6,316,717	6,355,634
The Performance Advisor Growth Portfolio	1,624	119,196	120,820	—	—	(146,352)	(25,532)
The Performance Advisor Moderate Portfolio	—	132,088	132,088	—	—	(109,149)	22,939
The Performance Advisor Conservative Portfolio	1,349	62,986	64,335	—	—	(8,858)	55,477

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

As of May 31, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:

	Amount	Expires

The Money Market Fund	$1,635	2014
	4,064	2015
The Short Term Government Income Fund	723,544	2009
	86,910	2012
	20,905	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Intermediate Term Income Fund	2,207,429	2009

Performance Funds Trust
Notes to Financial Statements (Unaudited) (continued)
November 30, 2008

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending May 31, 2009:

Post-October
Losses

The Large Cap Equity Fund	$103,716
The Leaders Equity Fund	999,861

6. Legal and Regulatory Matters (Unaudited)
On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc. consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries was acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The impact, if any, of the SEC Order on the Funds has not yet been determined. Neither the Trust nor the Advisor were parties to the SEC Order, nor is the Trust or the Advisor bound by the SEC Order or its findings.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. The corresponding impact to the total return, net expense ratio and net income ratio are disclosed in the Financial Highlights.

Performance Funds Trust

Additional Information (Unaudited)

Holdings Tables (Unaudited)
The Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

U.S. Government Agency Securities	79.0%
Financial Services	3.8%
Beverages	3.8%
Energy	3.8%
Consumer Goods & Services	3.7%
Retail	3.1%
Repurchase Agreement	2.8%

Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

U.S. Treasury Bills	95.7%
Investment Company	3.8%
Other Assets/Liabilities	0.5%

Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

Federal Home Loan Bank	45.8%
Federal National Mortgage Association	41.4%
Government National Mortgage Association	2.4%
Federal Home Loan Mortgage Corporation	5.9%
Investment Companies	1.2%
U.S. Treasury Notes	2.2%
Other Assets/Liabilities	1.1%

Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

U.S. Government Agency Securities	71.2%
U.S. Treasuries	15.0%
Financial Services	3.9%
Electrical Components & Equipment	1.5%
Food Service	1.5%
Railroads	1.5%
Beverages	1.5%
Investment Companies	1.2%
Telecommunications	1.0%
Other Assets/Liabilities	0.5%
Consumer Non-Durable	0.4%
Chemicals	0.4%
Utilities	0.4%

Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

Health Care	13.3%
Software	10.7%
Energy	10.5%
Retail	10.4%
Financial Services	6.6%
Consumer Goods & Services	6.3%
Beverages	5.0%
Oil & Gas	5.0%
Investment Companies	4.2%
Telecommunications	3.8%
Consumer Products	3.7%
Diversified	3.5%
Utilities	3.2%
Aerospace/Defense	3.1%
Biotechnology	2.1%
Technology	2.1%
Railroads	1.2%
Multimedia	1.1%
Real Estate Investment Trusts	0.6%
Distribution/Wholesale	0.5%
Savings & Loans	0.5%
Insurance	0.5%
Machinery	0.5%
Other Assets/Liabilities	0.4%
Medical	0.3%
Toys/Games/Hobbies	0.3%
Computers	0.2%
Metal Fabricate/Hardware	0.2%
Transportation	0.2%

Total	100.0%

Performance Funds Trust

Additional Information (Unaudited) (continued)

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

Health Care	7.6%
Retail	6.2%
Medical	6.1%
Software	5.2%
Real Estate Investment Trusts	4.8%
Oil & Gas	4.3%
Financial Services	4.1%
Consumer Goods and Services	3.8%
Technology	3.7%
Insurance	3.7%
Utilities	3.4%
Investment Companies	3.3%
U.S. Government Agency Securities	3.0%
Higher Education	2.8%
Waste Management	2.5%
Commercial Services	2.5%
Bank Holding Companies	2.2%
Pharmaceuticals	2.2%
Chemicals	2.1%
Diversified	2.0%
Electronics	1.9%
Industrial Goods	1.8%
Electrical Components & Equipment	1.7%
Transportation	1.7%
Auto Parts & Equipment	1.7%
Machinery	1.6%
Energy	1.5%
Consumer Products	1.5%
Construction	1.3%
Food	1.2%
Entertainment	1.1%
Aerospace/Defense	1.1%
Pollution Control	1.0%
Miscellaneous Manufacturing	1.0%
Packaging & Containers	1.0%
Books Publishing	0.9%
Consumer Services	0.8%
Biotechnology	0.5%
Rental & Leasing	0.5%
Education	0.4%
Telecommunications	0.2%
Other Assets/Liabilities	0.1%

Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

Health Care	17.5%
Software	9.2%
Retail	7.8%
Higher Education	7.0%
Oil & Gas	6.9%
Medical	5.2%
Diversified	3.4%
Consumer Goods & Services	3.0%
Investment Companies	3.0%
Education	2.8%
Electronics	2.8%
Energy	2.8%
Machinery	2.8%
Waste Management	2.7%
Pharmaceuticals	2.6%
Aerospace/Defense	2.5%
Entertainment	2.5%
Electrical Components & Equipment	2.4%
Distribution/Wholesale	2.3%
Industrial Goods	2.3%
Savings & Loans	2.3%
Commercial Services	2.2%
Other Assets/Liabilities	1.6%
Transportation	1.5%
Biotechnology	0.9%

Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2008.

Energy	17.8%
Utilities	15.8%
Financial Services	11.3%
Health Care	10.1%
Consumer Goods & Services	8.9%
Real Estate Investment Trusts	5.4%
Railroads	4.8%
Telecommunications	4.3%
Investment Companies	3.3%
Oil & Gas	3.2%
Retail	3.2%
Chemicals	3.0%
Diversified	2.6%
Consumer Products	2.4%
Business Equipment & Services	1.7%
Insurance	1.3%
Machinery	0.8%
Other Assets/Liabilities	0.1%

Total	100.0%

Performance Funds Trust

Additional Information (Unaudited) (continued)

The Performance Advisor Growth Portfolio invested, as a percentage of net assets, in the following funds, as of November 30, 2008.

Performance Mid Cap Equity Fund	29.3%
Performance Leaders Equity Fund	25.1%
Performance Large Cap Equity Fund	22.3%
Performance Intermediate Term Income Fund	7.4%
Performance Short Term Government Income Fund	6.9%
Performance Strategic Dividend Fund	5.4%
Performance Money Market Fund	3.5%
Other Assets/Liabilities	0.1%

Total	100.0%

The Performance Advisor Moderate Portfolio invested, as a percentage of net assets, in the following funds, as of November 30, 2008.

Performance Intermediate Term Income Fund	20.7%
Performance Short Term Government Income Fund	20.3%
Performance Mid Cap Equity Fund	17.4%
Performance Large Cap Equity Fund	16.2%
Performance Leaders Equity Fund	14.2%
Performance Strategic Dividend Fund	10.5%
Performance Money Market Fund	0.5%
Other Assets/Liabilities	0.2%

Total	100.0%

The Performance Advisor Conservative Portfolio invested, as a percentage of net assets, in the following funds, as of November 30, 2008.

Performance Short Term Government Income Fund	30.6%
Performance Intermediate Term Income Fund	30.4%
Performance Strategic Dividend Fund	13.9%
Performance Mid Cap Equity Fund	12.5%
Performance Large Cap Equity Fund	9.1%
Performance Money Market Fund	3.2%
Other Assets/Liabilities	0.3%

Total	100.0%

Performance Funds Trust

Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 through November 30, 2008.

Actual Returns
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/08	11/30/08	6/1/08-11/30/08	6/1/08-11/30/08

The Money Market Fund — Institutional Class	$1,000.00	$1,008.50	$2.32	0.46%
The Money Market Fund — Class A	1,000.00	1,007.20	3.57	0.71%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,005.10	1.51	0.30%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,024.10	3.86	0.76%
The Short Term Government Income Fund — Class A	1,000.00	1,022.10	4.76	0.94%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,037.90	4.24	0.83%
The Intermediate Term Income Fund — Class A	1,000.00	1,036.90	5.21	1.02%
The Large Cap Equity Fund — Institutional Class	1,000.00	694.00	4.71	1.11%
The Large Cap Equity Fund — Class A	1,000.00	692.80	5.52	1.30%
The Large Cap Equity Fund — Class B	1,000.00	690.20	8.69	2.05%
The Mid Cap Equity Fund — Institutional Class	1,000.00	560.00	4.50	1.15%
The Mid Cap Equity Fund — Class A	1,000.00	559.30	5.20	1.33%
The Mid Cap Equity Fund — Class B	1,000.00	557.00	8.16	2.09%
The Leaders Equity Fund — Institutional Class	1,000.00	595.80	5.00	1.25%
The Leaders Equity Fund — Class A	1,000.00	596.30	6.00	1.50%
The Leaders Equity Fund — Class B	1,000.00	594.00	8.99	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	691.00	4.03	0.95%
The Strategic Dividend Fund — Class A	1,000.00	690.70	5.09	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	668.30	8.49	2.03%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	758.60	8.24	1.87%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	844.00	9.38	2.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Expense Comparisons (Unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/08	11/30/08	6/1/08-11/30/08	6/1/08-11/30/08

The Money Market Fund — Institutional Class	$1,000.00	$1,022.76	$2.33	0.46%
The Money Market Fund — Class A	1,000.00	1,021.51	3.60	0.71%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,023.56	1.52	0.30%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.26	3.85	0.76%
The Short Term Government Income Fund — Class A	1,000.00	1,020.36	4.76	0.94%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,020.91	4.20	0.83%
The Intermediate Term Income Fund — Class A	1,000.00	1,019.95	5.16	1.02%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.50	5.62	1.11%
The Large Cap Equity Fund — Class A	1,000.00	1,018.55	6.58	1.30%
The Large Cap Equity Fund — Class B	1,000.00	1,014.79	10.35	2.05%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.30	5.82	1.15%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.40	6.73	1.33%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.59	10.56	2.09%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.80	6.33	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.55	7.59	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.79	11.36	2.25%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.31	4.81	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.05	6.07	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,014.89	10.25	2.03%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,015.69	9.45	1.87%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,014.89	10.25	2.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-PERFORM (737-3676) and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by calling 1-800-PERFORM (737-3676) and on the SEC’s website at www.sec.gov.

The Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, a copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

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Investment Advisor
Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent
Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Performance Funds Distributor LLC
10 High Street, Suite 302
Boston, MA 02110

Custodian
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel
Drinker Biddle & Reath LLP
One Logan Square 18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 11/08

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 2008

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.
     Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Investments.
     (a) Not applicable.
     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable – Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Teresa F. Thornhill

Teresa F. Thornhill, President

Date 01/22/2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill

Teresa F. Thornhill, President

Date 01/22/2009

By (Signature and Title)*	/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer

Date 01/22/2009

*	Print the name and title of each signing officer under his or her signature.